                         COVER OF SEMI-ANNUAL REPORT

             NICHOLAS=APPLEGATE-Registered Trademark- MUTUAL FUNDS

                              SEMI-ANNUAL REPORT

           GLOBAL PORTFOLIOS, SERIES A, B AND C SEPTEMBER 30, 1995


                                                           WORLDWIDE GROWTH

                                                           INTERNATIONAL GROWTH

                                                           EMERGING COUNTRIES


                            NICHOLAS-APPLEGATE HAS
                        TURNED THE WORLD UPSIDE DOWN!
        INVESTING IN SOME OF THE MOST DYNAMIC COMPANIES IN THE WORLD.

NICHOLAS=APPLEGATE-Registered Trademark- MUTUAL FUNDS
-----------------------------------------------------------------------
600 West Broadway
San Diego, California 92101
800-551-8043

TRUSTEES OF NICHOLAS-APPLEGATE MUTUAL FUNDS

Fred C. Applegate
Dr. Arthur B. Laffer
Arthur E. Nicholas, Chairman
Charles E. Young

TRUSTEES OF NICHOLAS-APPLEGATE INVESTMENT TRUST

Dann V. Angeloff
Walter A. Auch
Theodore J. Coburn
Darlene T. DeRemer
George F. Keane
Arthur E. Nicholas, Chairman

OFFICERS

Arthur E. Nicholas, Chairman
Ashley Rabun, President
Pete J. Johnson, Vice President
Thomas Pindelski, Treasurer
E. Blake Moore, Jr., Secretary

INVESTMENT MANAGER

Nicholas-Applegate Capital Management

DISTRIBUTOR

Nicholas-Applegate Securities

CUSTODIAN

PNC Bank

TRANSFER AGENT

State Street Bank & Trust Company

--------------------------------------------------------------------------------

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                                                                     PAGE
Letter to Shareholders..........................................................................................           1
Organization....................................................................................................           2
Capital Markets Review..........................................................................................           3
The Portfolios' Overview, Fund Manager Q&A and the Funds' Schedules of Investments
  Worldwide Growth..............................................................................................           4
  International Growth..........................................................................................          16
  Emerging Countries............................................................................................          28
The Portfolios'
  Financial Highlights..........................................................................................          40
  Statements of Assets and Liabilities..........................................................................          46
  Statements of Operations......................................................................................          48
  Statements of Changes in Net Assets...........................................................................          50
  Notes to the Financial Statements.............................................................................          53
Notes to the Funds' Financial Statements........................................................................          59

------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a current prospectus for Nicholas-Applegate Mutual Funds. Distributor: Nicholas-Applegate Securities.

                      (This page intentionally left blank)

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS,

  We are pleased to present you with this Semi-Annual Report for Nicholas-Applegate Mutual Funds.

  Global markets have, on the whole, performed well this year, although they have been overshadowed by very strong performance in the U.S. market. Next year, many analysts are expecting international markets to outperform the U.S. At Nicholas-Applegate, we believe that the long-term prospects for global markets have never looked better. The difficulty for many investors is trying to decide which markets to be in and when. We believe it is more important to remain broadly diversified in all world markets than to attempt to "time" them. Let me use the U.S. stock market as an example to explain why we are so optimistic about the world's future.

  In 1932, the depths of the Depression in the United States, the Dow Jones Industrial Average sank to a low of 40. In September, 1995, it reached a new high of 4801. That means that over the past 63 years the Dow has multiplied in value 120 times. And these 63 years included a terrible World War, the assassination of world leaders, and 40 years of a Cold War that diverted the energies of many of the world's best and brightest minds.

  So what made this phenomenal increase in stock values possible? It's basically very simple -- companies like those we look for are constantly striving to introduce new products and services that increase productivity or improve people's lives in some way. The fax machine. The cassette player on your hip. The automatic teller at your bank, and in your grocery store. The personal computer on your desk, or the computer chips under the dashboard of your car. Shopping from home via cable television. Overnight delivery.

  All these innovations add value to world economies. All are made possible by the capital invested by people like you through equity ownership. This process is now picking up even more steam with the opening of major new markets around the world and the globalization of the world economy. Today many of the toys lining our store shelves are manufactured in Mainland China, many U.S. corporations generate a high percentage of their profits overseas, and young Americans move to places like Budapest and Prague to make their fortunes.

  At Nicholas-Applegate, we believe that change creates opportunity. In a world where so much is changing, we think the prospects for long-term investors look very bright indeed. Keep your eyes on your goals, stick to your financial plan, and remember -- true wealth comes from staying invested for the long term and being diversified throughout the globe.

Sincerely,

         [SIGNATURE]

Ashley Rabun
President

Nicholas-Applegate Mutual Funds

--------------------------------------------------------------------------------

ORGANIZATION
-------------------------------------------------------------------

  Nicholas-Applegate Mutual Funds (the "Trust") is organized as a diversified, open-end management investment company which offers 43 separate series comprised of Portfolios A, with an initial sales charge, B, with a contingent deferred sales charge, C, with a level asset-based sales charge, Institutional, with no load, and Qualified, with no load (each a "Portfolio" and collectively the "Portfolios"). The Portfolios of the Trust seek to achieve their respective investment objectives by investing all of their assets in corresponding series of Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified open-end management investment company offering 12 investment vehicles (the "Funds"). As of September 30, 1995, the Funds and corresponding Portfolios are as follows:

                                                                         INCLUDED
                                                                            IN       INCLUDED IN
     FUNDS OF THE                        PORTFOLIOS OF                     THIS        ANOTHER
     MASTER TRUST                          THE TRUST                      REPORT       REPORT
-----------------------  ---------------------------------------------  ----------  -------------
Mini-Cap Growth          Mini-Cap Growth Institutional                                    x
Emerging Growth          Emerging Growth A                                                x
                         Emerging Growth B                                                x
                         Emerging Growth C                                                x
                         Emerging Growth Institutional                                    x
                         Emerging Growth Qualified                                        x

Core Growth              Core Growth A                                                    x
                         Core Growth B                                                    x
                         Core Growth C                                                    x
                         Core Growth Institutional                                        x
                         Core Growth Qualified                                            x

Income & Growth          Income & Growth A                                                x
                         Income & Growth B                                                x
                         Income & Growth C                                                x
                         Income & Growth Institutional                                    x
                         Income & Growth Qualified                                        x

Balanced Growth          Balanced Growth A                                                x
                         Balanced Growth B                                                x
                         Balanced Growth C                                                x
                         Balanced Growth Institutional                                    x
                         Balanced Growth Qualified                                        x

Government Income        Government Income A                                              x
                         Government Income B                                              x
                         Government Income C                                              x
                         Government Income Qualified                                      x

Money Market             Money Market Portfolio                                           x

Worldwide Growth         Worldwide Growth A                                 x
                         Worldwide Growth B                                 x
                         Worldwide Growth C                                 x
                         Worldwide Growth Institutional                                   x
                         Worldwide Growth Qualified                                       x

International Growth     International Growth A                             x
                         International Growth B                             x
                         International Growth C                             x
                         International Growth Institutional                               x
                         International Growth Qualified                                   x

Emerging Countries       Emerging Countries A                               x
                         Emerging Countries B                               x
                         Emerging Countries C                               x
                         Emerging Countries Institutional                                 x
                         Emerging Countries Qualified                                     x

Fully Discretionary      Fully Discretionary Institutional                                x

Short-Intermediate       Short-Intermediate Institutional                                 x

--------------------------------------------------------------------------------

CAPITAL MARKETS REVIEW
-------------------------------------------------------------------

  The international investing environment improved significantly this summer as a global rally in technology and telecommunications stocks helped high-technology companies' shares worldwide. The benchmark for foreign equities, Morgan Stanley Capital International's EAFE (Europe, Australia and Far East) Index, advanced 4.0%, from July through September 1995.* This was a sharp break from the four previous quarters, during which international stocks returned, on average, only 0.4%. The reemergence of the Japanese market was the largest factor in the increase.

  Japanese stocks, which had been in a general state of decline since 1990, advanced 4.3%, on average, in the third quarter. The turnaround was spurred by a combination of government spending, a weakening of the yen and an easing of monetary policy. The weakening yen helped improve prospects for Japanese manufacturers, whose products were becoming increasingly expensive and uncompetitive in export markets. Elsewhere in Asia, country returns were mostly higher during spring and summer. Hong Kong and Korea enjoyed especially strong market advances, although Taiwan suffered severe declines.

  European stock markets advanced broadly during the summer. The Nordic countries, where returns are dominated by a handful of telecommunications companies, set the pace for world markets on the strength of a 50.5% advance in Finland's stocks from April through September. The continent's largest equity markets, the United Kingdom and Germany recorded solid gains for the period as did the smaller markets of Switzerland, Spain, Ireland and Greece. The French market was the continent's biggest disappointment. It fell 4.4% from April through September.

  Emerging market countries advanced through spring and summer, mostly on the strength of a rebound in Latin American share prices. They rose 21.8% from April through September with the largest gains recorded in Peru and Mexico. Average share prices in those countries rose 50.2% and 33.8%, respectively, from April through September.

  These somewhat choppy market conditions showed a major advantage of our bottom-up investment style, which focuses on finding successful growing companies rather than advancing national markets. We use sophisticated traditional and systematic research tools to sort through the ranks of the world's companies in search of the best available investments. In this way, we look for healthy, growing companies that are responding well to change and are poised for growth regardless of economic conditions. We remain optimistic about the outlook for our investment style in international markets. We continue to find and invest in companies that are benefiting from the rapid societal and economic changes occurring worldwide and we believe the world's capital markets will continue to reward these companies and our investors.

------------
  * All returns in this Capital Markets Review are measured in U.S. dollars.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH PORTFOLIO
-------------------------------------------------------------------

  GOAL: Seeks to maximize long-term capital appreciation through investment in a portfolio of growth stocks of U.S. and foreign companies.

  REVIEW AND OUTLOOK: The Worldwide Growth Portfolio advanced strongly through spring and summer, outperforming the benchmark MSCI World Index. Among the best performing issues in the Portfolio were: Diesel engine manufacturer China Yuchai, up 33% for the period on the strength of mid-sized engine sales in China; and Telecom Italia Mobile, a company that was spun off from Telecom Italia in July and has risen 30% in share price on the strength of its share in Italy's growing cellular telephone market.

  As of September 30, 1995, 38% of the Portfolio's net assets were invested in U.S. companies, 18% were in Japanese companies and 8% were in United Kingdom companies. (This distribution includes the Global and American Depository Receipts of non-U.S. companies as U.S. holdings.) We held 33% of assets in equities of companies that produce goods for other manufacturers, 22% in technology company shares and 5% in financial services companies. Other sectors represented in the Portfolio included: consumer durable products, 7%; utilities, 5%; and retailers, 3%.

  Economic growth appears to be slowing globally to a stable, sustainable level and that has led to lower interest rates internationally. This is an attractive market environment for the kinds of growth companies that we seek for the Portfolio. We look for companies that we believe can grow earnings regardless of the economic environment. In periods of slow growth, these companies can command premium stock prices because earnings growth is relatively harder to find.

  We believe the global investing environment remains positive for U.S. investors and further improvements in the relative performances of non-U.S. companies is likely. This should bode well for U.S. investors and cause global investing to remain an important strategy for achieving superior long-term returns.

                            REPRESENTATIVE HOLDINGS

                               Autoliv AB, Sweden
                             Fresenius Co., Germany
                     NTT Data Communications Systems, Japan
                           Micron Technology, U.S.A.
                                 Sidel, France
                           Storehouse, United Kingdom
                   China Yuchai International LTD., Singapore
                                 IRO AB, Sweden
                          Telecom Italia Mobile, Italy
                             Varitronix, Hong Kong

--------------------------------------------------------------------------------

A CONVERSATION WITH LORETTA MORRIS
-------------------------------------------------------------------

                      Loretta Morris
     [PHOTO]          Portfolio Manager
                      Global Management Team
                      Worldwide Growth Portfolio

Q. LORETTA, THE WORLDWIDE GROWTH PORTFOLIO
PRODUCED VERY ATTRACTIVE GAINS FROM APRIL THROUGH SEPTEMBER DESPITE CHOPPY CONDITIONS FOR GLOBAL INVESTORS. WHAT WAS HAPPENING IN THE WORLD'S EQUITY MARKETS AND IN THE PORTFOLIO?

A. Well, a lot of the choppiness and also a lot of the gain was rooted in the changing values of the world's currencies, especially the U.S. dollar, the Japanese yen and the German mark. These three countries each contributed to the global easing of monetary policy during the period, and that had an expansionary effect on worldwide economic activity. Within that monetary easing was a coordinated effort by these three countries, to boost the value of the dollar at the expense of the yen and the mark. This provided an important turning point for the export-driven Japanese economy. It made Japanese products more competitively priced. Japanese stock prices rose with the strengthening dollar and the Portfolio's Japanese holdings gained value.

Q. HOW DID NICHOLAS-APPLEGATE'S INVESTING STYLE
CONTRIBUTE TO THE PORTFOLIO'S STRONG RELATIVE PERFORMANCE DURING THE PERIOD?

A. We routinely analyze returns from the Portfolio and compare them to returns from the World Index to see how we're doing on a relative basis. We know from this analysis that our individual stock-selection decisions made the big difference in our outperformance against the Index. These decisions were much more important, for example, than our weightings within countries or industries. Since we consider our expertise as investment managers to be our stock-picking abilities, this is very satisfying.

Q. DO YOU FACTOR POLITICAL AND CURRENCY RISKS INTO
YOUR INVESTMENT DECISIONS? HOW DO YOU ACCOUNT FOR THOSE FACTORS?

A. We're bottom-up investors, so our decisions are based on the fundamental strengths of individual companies. However, in light of that, we have to take into account how certain economic conditions are going to affect the companies in the Portfolio. So we do monitor and keep abreast of conditions on a macroeconomic level and how that influences the companies we're considering. It doesn't really lead us to make a decision to increase or decrease the percentage of the Portfolio that is invested in a specific country. Those country weighting decisions are really just the net result of our individual investment decisions. They come about from the fact that we're either finding or not finding attractive companies in these countries in light of the economic environment.

Q. WHAT ARE SOME EXAMPLES OF STOCKS THAT YOU
ADDED OR SOLD DURING THE PERIOD?

A. We invested in SGL Carbon, a German company that engineers and performs industrial applications to create specialty graphite products and also produces carbon electrodes used to raise the temperatures of the industrial blast furnaces that produce specialty steels. We think there is a lot of room for growth in the price of this new stock. The company was spun off from German chemical giant Hoechst and it has made some acquisitions of other companies that add a lot of value to its core business, which is growing rapidly. We also purchased shares of Honda Motor, a company that we have owned in the Portfolio previously. Honda is benefiting from strong new model offerings on the sales side and from significant offshore manufacturing capacity that helps control expenses. We sold shares of the German airline Lufthansa during the period because we started to see a slowdown in passenger traffic, and we believe the benefits from the company's recent restructuring are now fully reflected in the stock price. We also sold our position in Swedish steel maker SSAB because of expectations that the company's earnings growth will decelerate in 1996.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH PORTFOLIO A
-------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE WORLDWIDE GROWTH PORTFOLIO A WITH THE MSCI WORLD INDEX

         ANNUALIZED TOTAL RETURN
             SINCE INCEPTION                          ONE YEAR TOTAL RETURN
          (04/19/93 -- 09/30/95)                      (10/01/94 -- 09/30/95)
                  11.19%                                      5.18%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Worldwide Growth Portfolio A       MSCI World Index
4/19/93                                 9425                  10000
6/93                                    9975                  10283
9/93                                   10756                  10766
12/93                                  10809                  10941
3/94                                   11325                  11007
6/94                                   11127                  11338
9/94                                   11681                  11582
12/94                                  11074                  11498
3/95                                   11223                  12018
6/95                                   11867                  12530
9/95                                   12967                  13212

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Worldwide Growth Portfolio A (front load) with the Morgan Stanley Capital International ("MSCI") World Index from the commencement of operations of the Portfolio on April 19, 1993 to the end of the Trust's semi-annual period on September 30, 1995, on a cumulative basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio. The maximum sales charge is reflected in the total return computation.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been assumed by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

MSCI World Index consists of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. The Index is a market-value weighted combination of countries and is unmanaged.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH PORTFOLIO B
-------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE WORLDWIDE GROWTH PORTFOLIO B WITH THE MSCI WORLD INDEX.

                             TOTAL RETURN SINCE INCEPTION
                                (05/31/95 -- 09/30/95)
                                        5.49%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Worldwide Growth Portfolio B       MSCI World Index
5/31/95                                10000                  10000
6/95                                    9650                   9995
7/95                                   10344                  10479
8/95                                   10298                  10243
9/95                                   10549                  10539

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Worldwide Growth Portfolio B (back-end load) with the Morgan Stanley Capital International ("MSCI") World Index from the commencement of operations of the Portfolio on May 31, 1995 to the end of the Trust's semi-annual period on September 30, 1995, on a cumulative basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio. The maximum contingent deferred sales charge is included in the total return computation.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been assumed by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

MSCI World Index consists of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. The Index is a market-value weighted combination of countries and is unmanaged.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH PORTFOLIO C
-------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE WORLDWIDE GROWTH PORTFOLIO C WITH THE MSCI WORLD INDEX

         ANNUALIZED TOTAL RETURN
             SINCE INCEPTION                          ONE YEAR TOTAL RETURN
          (04/19/93 -- 09/30/95)                      (10/01/94 -- 09/30/95)
                  12.96%                                      10.27%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Worldwide Growth Portfolio C       MSCI World Index
4/19/93                                10000                  10000
6/93                                   10520                  10283
9/93                                   11320                  10766
12/93                                  11352                  10941
3/94                                   11888                  11007
6/94                                   11656                  11338
9/94                                   12224                  11582
12/94                                  11565                  11498
3/95                                   11711                  12018
6/95                                   12352                  12530
9/95                                   13479                  13212

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Worldwide Growth Portfolio C (level load) with the Morgan Stanley Capital International ("MSCI") World Index from the commencement of operations of the Portfolio on April 19, 1993 to the end of the Trust's semi-annual period on September 30, 1995, on a cumulative basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been assumed by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

MSCI World Index consists of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. The Index is a market-value weighted combination of countries and is unmanaged.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------

WORLDWIDE
GROWTH FUND                                  NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------
COMMON STOCKS -- 92.6%
----------------------------------------------

ARGENTINA -- 0.1%
  Capex SA, Class A.....     15,000  $    112,500
                                     ------------
AUSTRALIA -- 1.1%
  Advance Bank of
    Australia LTD.......        979         7,207
  Broken Hill
    Proprietary Co.
    LTD.................     17,828       245,773
  Capral Aluminium LTD..     28,000        65,815
  F. H. Faulding & Co.
    LTD.................     46,200       207,762
  ICI Australia LTD.....      2,200        16,628
  National Australia
    Bank LTD............      1,487        13,149
  Pioneer International
    LTD.................     98,000       259,239
  Westfield Holdings
    LTD.................     27,000       281,203
                                     ------------
                                        1,096,776
                                     ------------
BELGIUM -- 0.7%
  Tessenderlo Chemie
    S.A.................      1,900       690,116
                                     ------------
CANADA -- 0.4%
  Noranda, Inc..........     18,000       366,711
                                     ------------
DENMARK -- 1.2%
  Bang & Olufsen Holding
    A/S, Class B........      1,800       636,387
  East Asiatic Co.,
    LTD*................     10,000       277,788
  Sparekassen Bikuben
    A/S*................      8,300       279,970
                                     ------------
                                        1,194,145
                                     ------------
FINLAND -- 0.4%
  Kymmene OY............     11,500       355,337
                                     ------------
FRANCE -- 3.0%
  Accor SA..............      2,568       318,274
  Club Mediterranee
    SA..................      5,300       513,654
  Europeenne de
    Propulsion SA.......      5,228       319,939
  Lafarge Coppee SA.....      4,510       296,708

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------

FRANCE (CONTINUED)
  Michelin (C.G.D.E.),
    Class "B"...........     10,300  $    451,820
  PSA Peugeot Citroen...      3,400       464,911
  Sidel, SA.............      2,030       648,372
                                     ------------
                                        3,013,678
                                     ------------
GERMANY -- 5.2%
  BASF AG...............      3,000       656,421
  Bayer AG..............      2,300       587,642
  Fresenius AG..........      1,370     1,170,284
  Mannesmann AG.........      2,400       785,268
  RWE AG................      1,800       615,922
  SGL Carbon AG*........     10,100       656,974
  VEBA AG...............     20,000       793,306
                                     ------------
                                        5,265,817
                                     ------------
HONG KONG -- 1.2%
  China Light & Power
    Co. LTD.............     87,000       450,095
  Guangdong Investments
    LTD.................    468,000       279,951
  Hopewell Holdings
    LTD.................     11,000         7,469
  San Miguel Brewery
    Hong Kong LTD.......    370,000       221,329
  Tai Cheung Holdings
    LTD.................     10,000         8,795
  Varitronix
    International LTD...     50,000       101,854
  Yizheng Chemical Fibre
    Co. LTD.............    660,000       194,201
                                     ------------
                                        1,263,694
                                     ------------
IRELAND -- 1.6%
  Bank of Ireland.......     93,353       585,041
  Grafton Group PLC.....     69,890       507,989
  Smurfit (Jefferson)
    Group PLC...........    178,000       531,885
                                     ------------
                                        1,624,915
                                     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WORLDWIDE
GROWTH FUND                                  NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

ITALY -- 1.8%
  Fiat SpA..............    115,000  $    430,760
  Snia BPD SpA*.........    300,000       325,023
  Stet Societa'
    Finanziaria
    Telefonica SpA......    155,000       471,008
  Telecom Italia SpA....    182,000       300,794
  Telecom Italia Mobile
    SpA*................    182,000       303,615
                                     ------------
                                        1,831,200
                                     ------------
JAPAN -- 17.8%
  Aica Kogyo Co. LTD....     70,000       431,357
  Aida Engineering......     14,000       101,121
  Daiichi Corp..........     33,000       656,733
  Fujitsu LTD...........     71,000       896,555
  Gunze LTD.............     87,000       484,261
  Hitachi LTD...........     69,000       752,803
  Honda Motor Co........     50,000       899,081
  Hoya Corp.............     20,000       589,959
  Izumiya Co. LTD.......     10,000       163,653
  Keyence Corp..........      6,000       745,530
  Kokusai Electric
    Co..................     31,000       707,748
  Kubota Corp...........     85,000       573,593
  Kureha Chemical
    Industry Co., LTD...     50,000       212,648
  Kyocera Corp..........      8,000       657,844
  Life Co. LTD..........     42,000       127,286
  Minebea Co. LTD.......     58,000       439,438
  Mizuno Corp...........     64,000       598,040
  Nakayama Steel Works
    LTD.................     38,000       223,033
  NEC Corp..............     55,000       766,744
  Nippon Steel Co.......    133,000       464,875
  Noritz Corp...........     33,000       563,390
  NTT Data
    Communications
    Systems Corp........        500     1,166,785
  Sekisui Chemical
    Co..................     27,000       343,671

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------

JAPAN (CONTINUED)
  Sekisui Plastics Co.
    LTD.................     59,000  $    296,222
  Suzuki Motor Co. LTD..     30,000       324,275
  Tokyu Corp............    100,000       674,816
  Toshiba Corp..........     88,000       644,510
  Tostem Corp...........     17,000       547,833
  Toyoda Machine Works,
    LTD.................    100,000       691,989
  Xebio Co. LTD.........     11,000       407,819
  Yamanouchi
    Pharmaceutical Co.,
    LTD.................     36,000       778,261
  Yodogawa Steel Works..     90,000       723,709
  Yokogawa Electric.....     45,000       402,313
                                     ------------
                                     18,057,895..
                                     ------------
KOREA -- 0.2%
  Korea Mobile
    Telecommunications
    Corp.*..............        180       191,675
                                     ------------
MALAYSIA -- 0.6%
  Bandar Raya
    Developments BHD....    100,000       188,657
  DCB Holdings BHD......     77,000       214,527
  Malayan Banking BHD...     26,000       210,070
                                     ------------
                                          613,254
                                     ------------
MEXICO -- 3.1%
  Cemex S.A.............    194,000       868,974
  Gruma S.A.*...........     80,000       264,996
  Grupo Carso S.A. de
    CV, Series A1*......     64,000       400,940
  Grupo Financiero
    Inbursa, S.A. de CV,
    Class C.............     45,000       152,936
  Grupo Modelo S.A. de
    CV, Series C*.......     80,000       301,958
  Grupo Industria Alfa,
    S.A. de CV..........     22,000       295,975

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

MEXICO (CONTINUED)
  Transportacion
    Maritima Mexicana
    S.A. de CV*.........    116,000  $    813,908
                                     ------------
                                        3,099,687
                                     ------------
NETHERLANDS -- 2.5%
  Borsumij Wehry NV
    CVA.................        325         7,169
  Crown Van Gelder
    Gemeenschappelijk
    Bezit NV CVA........      2,700       255,624
  DSM NV................      3,000       240,720
  Hollandsche Benton
    Groep NV............         18         2,711
  Koninklijke Hoogovens
    NV CVA..............      8,950       356,837
  Koninklijke Volker
    Stevin NV CVA.......      5,400       360,405
  NV Holdingmaatschappij
    De Telegraaf CVA....      3,500       479,003
  Philips Electronics
    NV..................     10,100       492,313
  Sphinx Kon Gustavsberg
    CVA.................     12,000       358,455
                                     ------------
                                        2,553,237
                                     ------------
SINGAPORE -- 0.3%
  City Developments
    LTD.................     50,000       309,206
  United Overseas Bank
    LTD.................        495         4,279
                                     ------------
                                          313,485
                                     ------------
SPAIN -- 1.9%
  Acerinox SA...........      5,060       576,976
  Gas Natural SDG, Class
    E...................      6,000       755,489
  Hidroelectrica del
    Cantabrico SA, Class
    C...................     20,770       629,878
                                     ------------
                                        1,962,343
                                     ------------

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------

SWEDEN -- 1.3%
  Ericsson..............     19,500  $    481,481
  IRO AB*...............     32,000       425,096
  Mo och Domsjoe AB,
    Class B.............      6,500       409,212
                                     ------------
                                        1,315,789
                                     ------------
SWITZERLAND -- 2.2%
  Aare-Tessin AG fur
    Elektrizitat........        500       322,371
  Alusuisse-Lonza
    Holding AG..........        600       445,002
  Ascom Holding AG,
    Bearer*.............        300       319,342
  Landis & Gyr AG.......        450       274,557
  Merck AG..............        500       483,773
  Zurich Versicherungs-
    gesellschaft........      1,500       420,597
                                     ------------
                                        2,265,642
                                     ------------
THAILAND -- 0.2%
  K.R. Precision Public
    Co., LTD*...........     25,700       152,592
                                     ------------
UNITED KINGDOM -- 7.9%
  Bank of Scotland......    123,270       471,425
  British Petroleum Co.
    PLC.................     78,634       590,260
  British Steel PLC.....    223,000       639,619
  Burton Group PLC......    310,000       536,433
  Dewhirst Group PLC....    100,000       304,998
  GKN PLC...............     64,400       841,649
  Imperial Chemical
    Industries PLC......     46,000       583,731
  London International
    Group*..............    100,000       208,600
  Next PLC..............    100,000       641,602
  Pilkington PLC........    184,000       578,642
  RMC Group PLC.........     33,200       569,780
  RTZ Corp. PLC.........     38,000       556,676

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WORLDWIDE
GROWTH FUND                                  NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

UNITED KINGDOM
  (CONTINUED)
  Smith (David S.)
    Holdings PLC........     55,000  $    537,144
  Storehouse PLC........     97,000       454,502
  Thorn EMI PLC.........     19,000       442,579
                                     ------------
                                        7,957,640
                                     ------------
UNITED STATES OF AMERICA++ -- 37.9%
  Alex Brown, Inc.......      6,600       385,275
  Alliance Semiconductor
    Corp.*..............     22,725       903,319
  Altera Corp.*+........     14,600       910,675
  American Financial
    Group Inc...........     12,800       384,000
  Arbed SA Sponsored ADS
    (Belgium)*+.........     20,000       527,540
  Asarco, Inc...........     23,600       743,400
  Autoliv AB Sponsored
    ADS (Sweden)*+......     20,000     1,219,820
  Bear Stearns
    Companies, Inc......     13,000       279,500
  Boise Cascade Corp....     23,700       956,888
  Bowater, Inc..........      6,700       312,388
  Burr Brown Corp.*.....     10,300       383,675
  Cabletron Systems,
    Inc.*...............      4,450       293,144
  Charter One Financial,
    Inc.................     10,100       297,950
  China Yuchai
    International LTD
    (China).............     29,000       355,250
  Compania Cervecerias
    Unidas Sa Sponsored
    ADR (Chile).........      6,000       128,250
  Cognex Corp.*.........      6,800       328,100
  Compusa, Inc.*........      9,000       387,000
  Conner Peripherals,
    Inc.*...............     25,400       422,275
  Continental Airlines,
    Inc.*...............     11,400       417,525

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------

UNITED STATES OF AMERICA++ (CONTINUED)

  Credence Systems
    Corp.*..............     10,000  $    362,500
  Cytec Industries,
    Inc.*...............      6,500       376,188
  Danaher Corp..........     12,600       412,650
  Dimon, Inc............     19,400       291,000
  Electronics For
    Imaging, Inc.*......      6,400       458,400
  Federal Paper Board
    Co..................      9,900       379,913
  FMC Corp..............     11,600       881,600
  Fleming Companies,
    Inc.................     11,600       278,400
  FSI Internationa,
    Inc.*...............     12,400       412,300
  Gaylord Container
    Corp., Class A*.....     32,800       309,550
  Glatfelter (P.H.)
    Co..................     15,100       339,750
  Grand Casinos,
    Inc.*...............     10,700       434,688
  Green Tree Financial
    Corp................      1,600        97,600
  Harbin Power Equipment
    Co. LTD (China).....     10,500       267,801
  IBP, Inc..............      9,200       491,050
  Indigo NV
    (Netherlands)*......     17,500       404,687
  Inversiones y
    Representaciones SA
    Sponsored GDR
    (Argentina)*........     16,200       388,800
  J&L Specialty Steel,
    Inc.................     12,700       266,700
  Kemet Corp.*..........     22,000       760,350
  King World
    Productions,
    Inc.*...............      6,900       252,712
  Kulicke & Soffa
    Industries*.........      8,500       310,250
  Lattice Semiconductor
    Corp.*+.............      7,800       316,875
  Lehman Brothers
    Holdings, Inc.*+....     13,400       309,875
  L.G. Electronics, Inc.
    Sponsored GDR (South
    Korea)..............     28,600       354,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

UNITED STATES OF AMERICA++ (CONTINUED)
  L.G. Electronics, Inc.
    Sponsored GDR New
    (South Korea)*......      1,668  $     28,109
  Lincare Holdings,
    Inc.*...............     10,400       267,800
  Louisiana Land &
    Exploration Co......      7,100       252,937
  Lyondell Petrochemical
    Co..................     24,400       631,350
  Marshall
    Industries*.........     10,900       411,475
  McAfee Associates,
    Inc.*...............      8,500       437,750
  Medic Computer
    Systems, Inc.*......      6,200       314,650
  Micron Technology,
    Inc.................     12,400       985,800
  Mobile
    Telecommunication
    Technology*.........     11,000       339,625
  Moneda Chile Fund
    (Chile)*............     42,000       425,250
  Old Republic
    International.......     12,300       355,162
  Olin Corp.............      7,400       508,750
  Olympic Financial,
    LTD*................     11,700       320,287
  Oxford Health Plans,
    Inc.*...............      6,500       472,875
  Petro Canada*.........     43,000       209,625
  Potash Corporation of
    Saskatchewan,
    Inc.................     19,900     1,238,775
  Rayonier, Inc.........      8,800       344,300
  Reading & Bates
    Corp.*..............     30,600       367,200
  Reynolds Metals Co....      6,500       375,375
  Rhodia-Ster SA
    Sponsored GDR
    (Brazil)............     38,000       510,340
  Robert Half
    International,
    Inc.*...............     23,200       791,700
  Safeway, Inc..........      2,200        91,850

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------

UNITED STATES OF AMERICA++ (CONTINUED)
  Samsung Electronics
    Co. LTD (Non-voting)
    -- New*+............      3,071  $    196,237
  Samsung Electronics
    Co. LTD Sponsored
    GDS (South
    Korea)(Non-voting)
    -- New*+............        244        15,592
  Samsung Electronics
    Co. LTD (Voting) --
    New*+...............        183        19,764
  Samsung Electronics
    Co. LTD Sponsored
    GDR (South Korea)
    (Voting)*+..........        928       111,360
  Samsung Electronics
    Co. LTD Sponsored
    GDR (South Korea)
    (Non-voting)*+......     15,520     1,101,920
  Samsung Engineering &
    Construction*+......     17,200       163,400
  Samsung Engineering &
    Construction
    Sponsored GDR (South
    Korea)*+............      6,985        66,357
  Seagate Technology*...      7,400       311,725
  Sonat Offshore
    Drilling Co.........      8,900       290,363
  Sterling Chemicals,
    Inc.................      5,100        42,075
  Sun Microsystems,
    Inc.*...............      9,100       573,300
  S3, Inc.*.............      7,300       254,587
  Tele Danmark A/S
    Sponsored ADR
    (Denmark)...........     20,000       517,500
  Telecomunicacoes
    Brasileiras S/A -
    Telebras Sponsored
    ADR (Brazil)........     13,000       611,091
  Tencor Instruments*...     16,800       743,400
  Tidewater, Inc........     13,700       385,313

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WORLDWIDE
GROWTH FUND                                  NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

UNITED STATES OF AMERICA++ (CONTINUED)
  U. S. Robotics
    Corp.*..............      5,200  $    443,300
  Union Camp Corp.......      6,200       357,275
  Usiminas Siderurg
    Minas Gerais
    Sponsored ADR
    (Brazil)*+..........     77,000       848,309
  Valmet
    Corp.(Finland)......     12,700       414,359
  Videotron Holdings PLC
    Sponsored ADR
    (United Kingdom)*...     30,700       510,388
  Wellman, Inc..........     16,500       404,250
  Westvaco Corp.........      9,500       433,437
  Willamette
    Industries..........      4,900       327,075
  Wyle Electronics,
    Inc.................      8,000       359,000
  Xilinx, Inc.*.........      7,500       360,937
                                     ------------
                                       38,336,980
                                     ------------
TOTAL COMMON STOCKS
  (Cost $80,222,169)...............    93,635,108
                                     ------------
-------------------------------------------------
WARRANTS/RIGHTS -- 0.1%
-------------------------------------------------
MALAYSIA
  DCB Holdings BHD,
    12/28/99............     19,250        19,461
                                     ------------
SINGAPORE
  United Overseas Bank
    LTD, 06/17/97.......        209           818
                                     ------------
SWEDEN
  Ericsson, 10/27/95....      1,950        22,807
                                     ------------

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------

SWITZERLAND
  Holderbank Financiere
    Glaris AG,
    12/20/95............      2,150  $      2,512
                                     ------------
UNITED KINGDOM
  RMC Group, 10/16/95...      8,300        17,838
                                     ------------
UNITED STATES OF AMERICA
  Merrill Lynch Hong
    Kong Call,
    12/15/95............     18,000        11,812
                                     ------------
TOTAL WARRANTS/RIGHTS
  (Cost $97,072)...................        75,248
                                     ------------

                                PRINCIPAL
                                 AMOUNT
------------------------------------------------------------
COMMERCIAL PAPER -- 3.7%
------------------------------------------------------------
  JP Morgan 6.500%,
    10/02/95................  $   3,269,000        3,267,819
  Melville 6.650%,
    10/02/95................        525,000          524,806
                                             ---------------
TOTAL COMMERCIAL PAPER
  (Cost $3,792,625) ............. 3,794,000        3,792,625
                                             ---------------
TOTAL INVESTMENTS -- 96.4%
  (Cost $84,111,866).......................       97,502,981
OTHER ASSETS LESS LIABILITIES -- 3.6%......
                                                   3,665,836
                                             ---------------
NET ASSETS -- 100.0%.......................  $   101,168,817
                                             ---------------

------------
* Non-income producing security.
+ Rule 144A restricted security.
++ These securities are classified as United States securities as their underlying currency is the U.S. Dollar.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                                 PERCENT OF
INDUSTRY                                         NET ASSETS
----------------------------------------------  ------------
Aerospace.....................................         0.3%
Agriculture...................................         1.5
Airlines......................................         0.4
Alcohol Beverages.............................         0.6
Apparel.......................................         1.3
Automobiles...................................         2.1
Automotive Equipment..........................         2.0
Broadcasting..................................         0.8
Building Material Chains......................         0.5
Building Materials............................         3.5
Chemicals.....................................         5.3
Closed End Country Funds......................         0.4
Clothing Chains...............................         0.4
Computer Office Automation....................         2.8
Consumer Electricals..........................         0.6
Containers....................................         1.3
Contract Drilling.............................         0.7
Department/Discount Stores....................         0.6
Drugs/Pharmaceuticals.........................         1.4
Electric Utilities............................         2.1
Electronic Instruments........................         7.0
Entertainment.................................         0.3
Finance Companies.............................         0.4
Gambling......................................         0.9
Gas Utilities.................................         0.8
Grocery Products..............................         0.5
Industrial Engineering........................         1.0
Investment Companies..........................         1.2
Lodging.......................................         0.6
Machinery/Equipment...........................         4.3
Managed Healthcare/HMO's......................         0.5
Medical/Health Services.......................         0.3
Metals........................................         4.0

                                                 PERCENT OF
INDUSTRY                                         NET ASSETS
----------------------------------------------  ------------
Military/Defense Technology...................         1.4%
Money-Center Banks............................         1.6
Multi-Line Insurers...........................         0.8
Oil/Gas Production............................         1.7
Other Consumer Industrial Services............         1.1
Other Consumer Non-Durables...................         0.4
Other Consumer Durables.......................         0.4
Other Consumer Services.......................         0.4
Other Energy..................................         0.4
Other Financial Services......................         0.4
Other Health Technical Services...............         1.2
Other Manufacturing...........................         6.0
Other Transportation..........................         0.8
Other Utilities...............................         0.5
Paper.........................................         5.0
Property-Casualty Insurance...................         0.8
Publishing....................................         0.5
Railroads.....................................         0.7
Real Estate Brokers...........................         0.9
Recreational Products.........................         0.6
Retail/Food Distribution......................         0.3
Savings & Loan Associations...................         0.3
Semiconductors/Elec Comp......................         7.9
Soaps/Cosmetics...............................         0.2
Software......................................         2.4
Specialty Chains..............................         1.7
Telecommunications Equip......................         1.5
Telephone.....................................         1.8
Tobacco Products..............................         0.3
Other Assets Less Liabilities.................         3.6
                                                   -----
TOTAL.........................................       100.0%
                                                   -----
                                                   -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------

  GOAL: Seeks to maximize long-term capital appreciation through investment in a portfolio of equity securities of foreign companies only.

  REVIEW AND OUTLOOK: International stocks improved through spring and summer as market conditions in the developed and emerging markets of Europe, Asia and the Americas offered signs of renewed growth. Among the leading financial markets and their returns for the period were Finland, 52%; Sweden, 36%; Brazil, 32%; and Spain, 18%.

  Companies contributing to the International Growth Portfolio's performance during the period included Swedish airbag and seat-belt manufacturer Autoliv. Among other products, Autoliv manufactures the side-impact airbag being installed on new Volvos. Shares of British retailer Storehouse also rose. The company grew earnings during the period through increased sales of its infants' and children's clothing and furnishings and from its stores specializing in clothing for mothers.

  As of September 30, 1995, more than half of the Portfolio's assets were invested in growth-oriented companies in the three largest foreign markets:
Japan, the United Kingdom and Germany. About 10% of assets were invested in companies in emerging-markets countries. The remainder of the Portfolio was invested in companies in the other industrialized countries of Europe, Asia and the Americas.

  We see several themes developing across world markets: economic growth is slowing, even in the emerging markets. Inflationary forces appear to have been dampened by fierce global competition for jobs. Finally, global export growth is growing steadily, representing a powerful engine for prosperity. These forces all help the type of companies that we favor in the Portfolio. We use a company-by-company investment process to identify companies that are responding positively to change and that are poised to grow their earnings, regardless of the economic environment. Recently, this process has led us to excellent opportunities among manufacturers of high-technology, industrial and consumer products as well as among financial services companies.

  We remain upbeat about the long-term prospects for international investing and for the International Growth Portfolio. We continue to identify healthy, dynamic companies that we believe are responding well to changes in local and global economic environments.

                            REPRESENTATIVE HOLDINGS:

                               Autoliv AB, Sweden
                             SGL Carbon AG, Germany
                               Hoya Corp., Japan
                            Bang & Olufsen, Denmark
                           Storehouse, United Kingdom
                                 Sidel, France
                   China Yuchai International Ltd., Singapore
                                 IRO AB, Sweden
                                 Safilo, Italy
                       Korea Mobile Telecom, South Korea

--------------------------------------------------------------------------------

A CONVERSATION WITH LORETTA MORRIS
-------------------------------------------------------------------

                      Loretta Morris
     [PHOTO]          Portfolio Manager
                      Global Management Team
                      International Growth Portfolio

Q. LORETTA, INTERNATIONAL EQUITIES SHOWED A LOT OF
PRICE MOVEMENT, BOTH UP AND DOWN, FROM APRIL THROUGH SEPTEMBER. WHAT WAS HAPPENING IN THE MARKETS AND HOW DID THAT IMPACT THE INTERNATIONAL GROWTH PORTFOLIO?

A. There was quite a bit of price movement in the period. Fortunately, markets went up more than they went down, and investors were rewarded for their patience. There were some major developments in international business and economics during the period. While these were largely positive, they added to the choppiness of international financial markets. There were some big currency moves, for example. The dollar weakened during the winter but was supported in early summer by the governments of Japan and Germany, whose exports were becoming quite costly to customers purchasing with dollars. There was a global easing of monetary policy by the U.S., Japan and Germany, which had the expansionary effect of putting money into international markets. The U.S. and Japan resolved their trade dispute over autos and auto parts and that helped steady the markets. Finally, the trend toward restructuring companies and improving productivity that has been so much a part of domestic corporate culture in the 1990s really began to take hold globally. This helped the technology companies in the Portfolio because they supply the tools that enhance productivity. It also helped the companies in the Portfolio that have effectively restructured their operations and improved their operating margins.

Q. DOES YOUR RECENT PERFORMANCE REPRESENT A
DEPARTURE FROM YOUR APPROACH TO INVESTING IN THESE INTERNATIONAL MARKETS IN 1994 AND THE FIRST QUARTER OF 1995?

A. We haven't changed the way we manage the Portfolio. We still look for and invest in companies showing positive change at the margin -- new products, new market niches, new management plans or other factors enabling them to improve profitability. A lot of international companies have been improving earnings through restructuring this year but this theme is getting a bit played out. A lot of the big gains have already been realized from restructuring and this is now built into the stock prices. So we are finding some of our best opportunities now in more traditional growth themes: companies developing innovative, new products and services or finding and claiming niche markets.

Q. THE DOMESTIC STOCK MARKET HAS BEEN VERY
STRONG THIS YEAR. GIVEN THIS, WHY WOULD YOU ADVISE U.S. INVESTORS TO REMAIN IN INTERNATIONAL MARKETS THAT HAVE BEEN UNDERPERFORMING THEIR NATIVE MARKETS?

A. Domestic and international markets are both subject to random cycles of advances and declines and these cycles have very low correlation. That means that returns in domestic markets have been independent of what has occurred internationally. We do know that the best ten-year, fifteen-year and twenty-year stock-market performances through 1994 were turned in by international markets. We also know that, in the past, investors have been able to improve total returns, reduce risk and smooth out the fluctuations of a domestic portfolio by adding international investments. So I would advise investors to work with their financial consultants to develop

--------------------------------------------------------------------------------

-------------------------------------------------------------------
investment plans that are suited to their specific needs and that are based on the best information available. I'm confident most investors will find these plans include a significant international component.

Q. WHAT ARE SOME EXAMPLES OF STOCKS YOU ADDED
AND SOLD DURING THE PERIOD?

A. We recently bought shares of Safilo, an Italian manufacturer of eyeglass frames. We see growth in certain niches of global consumer markets and Safilo's management is positioning the company to take advantage of that growth. We also purchased shares of NTT Data Systems Corp., a subsidiary of Nippon Telegraph and Telephone Corp. and the largest information systems company in Japan. The company's software development business is poised to grow as Japanese companies and public sector agencies strive to improve productivity. We sold shares of a pair of European steel companies, Thyssen of Germany and Hoogovens of the Netherlands, on expectations of decelerating earnings growth for the companies in 1996.

--------------------------------------------------------------------------------

INTERNATIONAL GROWTH PORTFOLIO A
-------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE INTERNATIONAL GROWTH PORTFOLIO A WITH THE MSCI EAFE INDEX

         ANNUALIZED TOTAL RETURN
             SINCE INCEPTION                          ONE YEAR TOTAL RETURN
          (08/31/94 -- 09/30/95)                      (10/01/94 -- 09/30/95)
                  -5.00%                                      -3.32%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               International Growth Portfolio A       MSCI EAFE Index
8/31/94                                    9475                 10000
9/94                                       9270                  9685
12/94                                      8951                  9586
3/95                                       8731                  9761
6/95                                       8860                  9832
9/95                                       9460                 10229

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the International Growth Portfolio A (front load) with the Morgan Stanley Capital International ("MSCI") EAFE Index from the commencement of operations of the Portfolio on August 31, 1994 to the end of the Trust's semi-annual period on September 30, 1995, on a cumulative basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio. The maximum sales charge is reflected in the total return computation.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been assumed by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

The MSCI Europe, Australia, Far East ("EAFE") Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The MSCI EAFE Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

INTERNATIONAL GROWTH PORTFOLIO B
-------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE INTERNATIONAL GROWTH PORTFOLIO B WITH THE MSCI EAFE INDEX

                          TOTAL RETURN SINCE INCEPTION
                             (05/31/95 -- 09/30/95)
                                     -0.06%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               International Growth Portfolio B       MSCI EAFE Index
5/31/95                                   10000                 10000
6/95                                       9371                  9825
7/95                                       9971                 10422
8/95                                       9857                 10025
9/95                                       9994                 10221

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the International Growth Portfolio B (back-end load) with the Morgan Stanley Capital International ("MSCI") EAFE Index from the commencement of operations of the Portfolio on May 31, 1995 to the end of the Trust's semi-annual period on September 30, 1995, on a cumulative basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio. The maximum contingent deferred sales charge is reflected in the total return computation.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been assumed by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

The MSCI Europe, Australia, Far East ("EAFE") Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The MSCI EAFE Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

INTERNATIONAL GROWTH PORTFOLIO C
-------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE INTERNATIONAL GROWTH PORTFOLIO C WITH THE MSCI EAFE INDEX

         ANNUALIZED TOTAL RETURN
             SINCE INCEPTION                          ONE YEAR TOTAL RETURN
          (08/31/94 -- 09/30/95)                      (10/01/94 -- 09/30/95)
                  -1.37%                                      -0.04%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               International Growth Portfolio C       MSCI EAFE Index
9/1/94                                    10000                 10000
9/94                                       9856                  9685
12/94                                      9484                  9586
3/95                                       9075                  9761
6/95                                       9235                  9832
9/95                                       9852                 10229

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the International Growth Portfolio C (level load) with the Morgan Stanley Capital International ("MSCI") EAFE Index from the commencement of operations of the Portfolio on August 31, 1994 to the end of the Trust's semi-annual period on September 30, 1995, on a cumulative basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been assumed by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

The MSCI Europe, Australia, Far East ("EAFE") Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The MSCI EAFE Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------

INTERNATIONAL
GROWTH FUND                                  NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS -- 92.2%
----------------------------------------------

ARGENTINA -- 0.6%
  Capex SA Class A            14,000  $   105,000
                                      -----------
AUSTRALIA -- 2.8%
  Australian Gas Light
    Co. LTD.............      20,000       69,533
  Caltex Australia
    LTD.................      33,000      106,001
  Capral Aluminium LTD..      44,000      103,424
  F.H. Faulding & Co.
    LTD.................       1,000        4,497
  ICI Australia LTD.....       9,600       72,557
  Western Mining Corp.
    Holdings LTD........      10,000       65,452
  Westfield Holdings
    LTD.................       8,600       89,568
                                      -----------
                                          511,032
                                      -----------
BELGIUM -- 0.7%
  Banque Bruxelles
    Lambert SA..........         380       64,131
  Barco N.V.............         565       66,035
                                      -----------
                                          130,166
                                      -----------
DENMARK -- 1.4%
  Bang & Olufsen Holding
    A/S Class B.........         375      132,581
  Ostasiatiske Kompagni
    A/S*................       2,400       66,669
  Sparekassen Bikuben
    A/S*................       1,800       60,716
                                      -----------
                                          259,966
                                      -----------
FINLAND -- 0.5%
  Kymmene...............       3,000       92,697
                                      -----------
FRANCE -- 4.8%
  Club Mediterranee.....       1,000       96,916
  Labinal...............         550       84,705
  Lafarge...............       1,353       89,012
  Michelin Cgde Reg
    "b".................       2,200       96,505
  PSA Peugeot Citroen...         710       97,084

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------

FRANCE (CONTINUED)
  Sidel.................         430  $   137,340
  Sidergie..............         400       88,423
  Societe Europeene de
    Propulsion SA.......       1,295       79,250
  Strafor Facom SA......         850      101,894
                                      -----------
                                          871,129
                                      -----------
GERMANY -- 5.1%
  BASF AG...............         675      147,695
  Fresenius AG..........         255      217,827
  Mannesmann AG.........         710      232,308
  SGL Carbon AG*........       3,200      208,150
  VEBA AG...............       3,000      118,996
                                      -----------
                                          924,976
                                      -----------
HONG KONG -- 1.9%
  China Light & Power
    Co. LTD.............      20,000      103,470
  Hopewell Holdings
    LTD.................       2,523        1,713
  Paliburg International
    Holdings LTD........      31,500       18,945
  San Miguel Brewery
    Hong Kong LTD.......     110,000       65,801
  Varitronix
    International LTD...      50,000      101,853
  Yizheng Chemical Fibre
    Co..................     198,000       58,260
                                      -----------
                                          350,042
                                      -----------
IRELAND -- 2.1%
  Bank of Ireland.......      23,338      146,259
  Grafton Group PLC.....      18,116      131,674
  Smurfit (Jefferson)
    Group PLC...........      32,000       95,620
                                      -----------
                                          373,553
                                      -----------
ITALY -- 2.0%
  Safilo SpA............      12,000      108,651
  Snia BPD SpA*.........      71,000       76,922

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

ITALY (CONTINUED)
  Stet Societa'
    Finanziaria
    Telefonica SpA......      21,000  $    63,814
  Telecom Italia SpA....      31,000       51,234
  Telecom Italia Mobile
    SpA*................      31,000       51,715
                                      -----------
                                          352,336
                                      -----------
JAPAN -- 30.2%
  Aica Kogyo Co. LTD....      16,000       98,596
  Aida Engineering......      23,000      166,128
  Daiichi Corp..........       7,000      139,307
  Fujitsu LTD...........      17,000      214,668
  Gunze LTD.............      31,000      172,553
  Honda Motor Co........      15,000      269,724
  Hoya Corp.............       6,000      176,987
  Keyence Corp..........       2,000      248,510
  Kubota Corp...........      27,000      182,200
  Kurabo Industries.....      44,000      160,905
  Life Co. LTD..........       7,000       21,214
  Minebea Co. LTD.......      29,000      219,719
  Mitsubishi Gas
    Chemical............      45,000      199,111
  Mitsui Marine & Fire
    Insurance Co........      22,000      138,014
  Nakayama Steel Works
    LTD.................      17,000       99,778
  Nippon Steel Co.......      36,000      125,831
  Noritz Corp...........      11,000      187,797
  Sekisui Plastics Co.
    LTD.................       8,000       40,166
  Shinko Shoji..........      12,000      193,959
  Sony Corp.............       3,000      155,773
  Suzuki Motor Co. LTD..      14,000      151,328
  TEC Corp.*............      32,000      126,720
  Tokyu Construction
    Co..................      36,000      169,108
  Tokyu Corp............      33,000      222,689
  Toshiba Corp..........       4,000       29,296
  Tostem Corp...........      10,000      322,255

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------

JAPAN (CONTINUED)
  Toyota Tsusho Corp....      30,000  $   190,928
  Wacoal Corp...........      13,000      157,592
  Xebio Co. LTD.........       6,000      222,447
  Yamanouchi Pharm Jpy..      11,000      237,802
  Yodogawa Steel Works..      24,000      192,989
  Yokogawa Elec.........      22,000      196,687
                                      -----------
                                        5,430,781
                                      -----------
KOREA -- 3.6%
  Korea Mobile
   Telecommunications*..          60       63,892
                                      -----------
MALAYSIA -- 1.4%
  Bandar Raya
    Developments BHD....      44,000       83,009
  DCB Holdings BHD......      27,000       75,224
  Genting BHD...........         400        3,455
  Malayan Banking BHD...      12,000       96,955
                                      -----------
                                          258,643
                                      -----------
MEXICO -- 4.1%
  CEMEX SA de CV Series
    B...................      34,000      152,294
  Gruma S.A.*...........      50,000      165,623
  Grupo Carso SA de CV
    Series A*...........      13,000       81,441
  Groupo Industria Alfa
    A Share.............       7,000       94,174
  Groupo Modelo SA NPA
    Series A............      21,000       79,264
  Tmmsa A Mxp*..........      23,000      161,378
                                      -----------
                                          734,174
                                      -----------
NETHERLANDS -- 3.5%
  Borsumij Wehry NV
    CVA.................          75        1,654
  CVG CVA...............         700       66,273
  Philips Electronics
    NV..................       3,500      170,604
  Randstad Holdings.....       3,300      141,676
  Telegraaf Holdingsmij
    CVA.................       1,100      150,544

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INTERNATIONAL
GROWTH FUND                                  NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

NETHERLANDS (CONTINUED)
  Volker Stevin NV......       1,500  $   100,112
                                      -----------
                                          630,863
                                      -----------
SINGAPORE -- 0.9%
  City Developments
    LTD.................      10,000       61,841
  DBS Land LTD..........      16,000       47,449
  Straits Steamship Land
    LTD.................      19,000       52,073
                                      -----------
                                          161,363
                                      -----------
SPAIN -- 1.7%
  Acerinox SA...........         880      100,344
  Gas Natural SDG SA
    Class E.............         900      113,323
  Hidroelectrica del
    Cantabrico SA Class
    C...................       2,840       86,127
                                      -----------
                                          299,794
                                      -----------
SWEDEN -- 2.0%
  Ericsson LM B-F.......       6,400      158,025
  IRO AB*...............       8,000      106,274
  Mo Och Domsjo AB......       1,500       94,434
                                      -----------
                                          358,733
                                      -----------
SWITZERLAND -- 2.3%
  Alusuisse-Lonza
    Holding AG..........          80       59,334
  Ascom Holding AG*.....          80       85,158
  Nokia-Maillefer
    Holding SA..........         400      198,356
  Zurcher Ziegeleien....         100       73,561
                                      -----------
                                          416,409
                                      -----------
THAILAND -- 0.2%
  K.R. Precision Public
    Colocal*............       6,400       38,000
                                      -----------

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------

UNITED KINGDOM -- 15.4%
  Ashtead Group PLC.....      20,000  $   145,388
  Bank of Scotland......      43,144      164,997
  British Petroleum Co.
    PLC.................      20,162      151,344
  Burton Group Ord......     108,000      186,886
  Dewhirst Group PLC....      51,000      155,549
  GKN Ord...............      13,000      169,898
  Goldsmiths Group PLC..      34,000       95,371
  Imperial Chemical
    Industries PLC......      12,000      152,278
  London International
    Group...............      68,000      141,848
  Low & Bonar PLC.......      19,000      149,828
  Matthews (Bernard)
    PLC.................      76,000      124,306
  Pentland Group PLC....      70,000      132,745
  Rank Organisation
    PLC.................      17,000      114,177
  Renold PLC............      20,000       87,865
  RMC Group PLC.........       6,600      113,269
  RTZ Corp. PLC.........      11,098      162,579
  Smith (Ds) Holdings...      16,000      156,260
  Storehouse PLC........      30,000      140,568
  Thorn EMI.............       5,800      135,103
  Vinten Group PLC......       8,000       91,278
                                      -----------
                                        2,771,537
                                      -----------
UNITED STATES OF
  AMERICA++ -- 7.9%
  Autoliv AB Sponsored
    ADS (Sweden)*.......       4,000      243,964
  China Yuchai (China)
    International LTD...       9,000      110,250
  Harbin Power Equipment
    Co. LTD Sponsored
    ADR (China)*........       2,200       58,333
  Indigo NV
    (Netherlands)*......       4,400      101,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

UNITED STATES OF
  AMERICA++ (CONTINUED)
  Inversiones y
    Representaciones SA
    Sponsored GDR
    (Argentina).........       4,000  $    96,000
  L.G. Electronics, Inc.
    Sponsored GDR (South
    Korea)*+............       6,400       79,232
  L.G. Electronics, Inc.
    (South Korea)*+.....         372        6,269
  Moneda Chile Fund
    Limited (Chile)*....       8,000       81,000
  Rhodia-Ster SA
    Sponsored GDR
    (Brazil)*+..........       7,000       94,010
  Samsung Electronics
    LTD GDS (South
    Korea)*.............          14          894
  Samsung Electronics
    LTD Sponsored GDR
    (South
  Korea)(non-voting)*+..       1,000       71,000
  Samsung Electronics
    LTD Sponsored GDR
    (South
    Korea)(voting)*+....          55        6,600
  Samsung Electronics
    LTD Sponsored GDR
    (South Korea) (new,
    non-voting)*+.......         197       12,588
  Samsung Electronics
    LTD Sponsored GDR
    (South Korea)(new,
    voting)*+...........          11        1,188

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------

UNITED STATES OF
  AMERICA++ (CONTINUED)
  Samsung Engineering &
    Construction
    Sponsored GDR (South
    Korea) (voting)*+...        2000  $    19,000
  Samsung Engineering &
    Construction
    Sponsored GDR (South
    Korea)
    (non-voting)*+......         810        7,695
  Tele Danmark A/S
    Sponsored ADR
    (Denmark)...........         800       20,700
  Telecomunicacoes
    Brasileiras S/A --
    Telebras Sponsored
    ADR (Brazil)........        3000      141,021
  Usiminas Siderurg
    Minas Gerais
    Sponsored ADR
    (Brazil)*+..........      13,000      143,221
  Videotron Holdings PLC
    Sponsored ADR
    (United Kingdom)*...        7200      119,700
                                      -----------
                                        1,414,415
                                      -----------
TOTAL COMMON STOCKS
  (Cost $15,265,980)................   16,549,501
                                      -----------
-------------------------------------------------
RIGHTS/WARRANTS -- 0.1%
-------------------------------------------------
MALAYSIA
  DCB Holdings BHD
    Warrants, 12/28/99*        6,750        6,824
SWEDEN
  Ericsson LM Rights,
    10/27/95                     640        7,485

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INTERNATIONAL
GROWTH FUND                                  NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------
RIGHTS/WARRANTS (Continued)
----------------------------------------------

SWITZERLAND
  Holderbank Financiere
    Glarus AG Warrants,
    12/20/95*                  1,000  $     1,168
UNITED KINGDOM
  RMC Group Rights,
    10/16/95                   1,650        3,546
                                      -----------
TOTAL RIGHTS/WARRANTS
  (Cost $1,066).....................       19,023
                                      -----------

                          PRINCIPAL
                            AMOUNT
-------------------------------------------------
COMMERCIAL PAPER -- 1.8%
-------------------------------------------------
  Melville
    6.650%, 10/02/95
    (Cost $329,878)       $  330,000      329,878
                                      -----------

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------

TOTAL INVESTMENTS -- 94.1%
  (Cost $15,596,924)................  $16,898,402
OTHER ASSETS LESS LIABILITIES --
  5.9%..............................    1,065,524
                                      -----------
NET ASSETS -- 100.0%................  $17,963,926
                                      -----------

------------
* Non-income producing security.
+ Rule 144A restricted security.
++ These securities are classified as United States securities as their underlying currency is the U.S. Dollar.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

                                                   PERCENT OF
INDUSTRY                                           NET ASSETS
------------------------------------------------  ------------
Aerospace.......................................         0.9%
Agriculture.....................................         1.0
Alcoholic Beverages.............................         0.8
Apparel.........................................         4.5
Automobiles.....................................         4.0
Automotive Equipment............................         2.8
Broadcasting....................................         1.4
Building Material Chains........................         0.7
Building Materials..............................         4.9
Chemicals.......................................         5.3
Closed End Country Funds........................         0.4
Clothing Chains.................................         1.3
Computers/Office Automation.....................         1.9
Consumer Electricals............................         1.6
Containers......................................         1.9
Department/Discount Stores......................         0.8
Drugs/Pharmaceuticals...........................         1.3
Electric Utilities..............................         2.0
Electronic Instruments..........................         4.6
Entertainment...................................         0.6
Finance Companies...............................         0.1
Gambling........................................         0.5
Gas Utilities...................................         1.0
Grocery Products................................         0.7
Industrial Engineering..........................         1.5
Investment Companies............................         0.5
Machinery/Equipment.............................         4.3
Metals..........................................         4.6

                                                   PERCENT OF
INDUSTRY                                           NET ASSETS
------------------------------------------------  ------------
Money-Center Banks..............................         3.0%
Oil Refining/Marketing..........................         0.6
Oil/Gas Production..............................         0.8
Other Consumer Services.........................         4.1
Other Consumer Non-Durables.....................         0.4
Other Consumer Durables.........................         0.6
Other Consumer Services.........................         0.8
Other Financial Services........................         0.5
Other Health Services...........................         0.8
Other Prod/Manufacturing........................         8.4
Other Transportation............................         0.9
Other Utilities.................................         0.7
Paper...........................................         3.1
Property-Casualty Insurance.....................         1.4
Publishing......................................         0.8
Railroads.......................................         1.3
Real Estate Brokers.............................         1.9
Semiconductors..................................         1.1
Soaps/Cosmetics.................................         0.8
Specialty Chains................................         1.3
Telecommunications Equip........................         1.5
Telephone.......................................         1.4
Textiles........................................         0.9
Wholesale Distribution..........................         1.1
Other Assets Less Liabilities...................         5.9
                                                       -----
TOTAL...........................................       100.0%
                                                       -----
                                                       -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES PORTFOLIO
-------------------------------------------------------------------

  GOAL: Seeks long-term capital appreciation and provides geographic diversification through investment in companies in the developing countries of the world.

  REVIEW AND OUTLOOK: The Emerging Countries Portfolio enjoyed exceptionally strong performance for the six-month period from April through September 1995. The Portfolio returns were nearly triple the return of the IFC Investable Index, the World Bank's benchmark measure of emerging countries stock performance.

  As of September 30, 1995, the Portfolio held about one-quarter of its assets in the stocks of companies based in Hong Kong and Brazil. Within emerging markets worldwide, we found the best performing companies to be those that are adapting well to their changing social, economic, and political environments.

  Some of these changes include large-scale investments in economic infrastructure, the establishment of low-cost manufacturing operations, the privatization of state-owned industries and the emergence of new consumer cultures. Some of the top performing stocks in the Portfolio during the period were Brazilian airline TAM Transport Aeros., Korean manufacturer Samsung Electronics and the Mexican shipping company Transportacion Maratima de Mexico
(TMM). TAM, a local and regional airline, is considered one of South America's best managed companies. It recorded solid earnings and share price growth through the period on the strength of added capacity and routes. Samsung benefited through the period from the improving outlook for its semiconductor products, especially dynamic random access memory chips or DRAMs. These chips are important components in personal computers, and Samsung is the world's leading producer of them. TMM continued to benefit from the growth of Mexican exports that have resulted from the North American Free Trade Agreement and the devaluation of the Mexican peso.

  The emerging markets of the world are home to some of the world's most dynamic companies and most exciting investment opportunities. To find and take advantage of these opportunities, we have developed a unique international investing style that draws on the best of traditional and systematic research sources to identify companies with great growth prospects. We remain optimistic and confident that these emerging market opportunities will help deliver solid, long-term investment returns to our investors.

                            REPRESENTATIVE HOLDINGS

                          TAM Transport Aereos, Brazil
                        Samsung Electronics, South Korea
                             ASM Pacific, Hong Kong
                          CPT Telefonica de Peru, Peru
                        China Hong Kong Photo, Hong Kong
                            Oyl Industries, Malaysia
                           Telec de Sao Paulo, Brazil
                    Transportacion Maratima Mexicana, Mexico
                             C&P Homes, Philippines
                       Korea Mobile Telecom, South Korea

--------------------------------------------------------------------------------

A CONVERSATION WITH LARRY SPEIDELL
-------------------------------------------------------------------

                      Larry Speidell
     [PHOTO]          Portfolio Manager
                      Emerging Countries Portfolio

Q. LARRY, THE EMERGING COUNTRIES PORTFOLIO TURNED
IN OUTSTANDING PERFORMANCE IN ITS CLASS FROM APRIL THROUGH SEPTEMBER. WHAT WAS THE NICHOLAS-APPLEGATE TEAM DOING THAT WAS SO DIFFERENT FROM OTHER EMERGING-MARKETS PORTFOLIO MANAGERS TO ACCOUNT FOR THIS SUCCESS?

A. Our investing style is truly bottom-up in nature.
We look for companies that are growing their earnings streams in ways that can be sustained and that will receive market recognition. To make this style work in the emerging markets of the world, we developed tools enabling us to make direct comparisons on a company-by-company basis across industry lines and national boundaries. I think our performance indicates that our traditional and systematic research tools and our investing disciplines work very well in these markets.

Q. EMERGING-MARKET STOCKS HAVE DISPLAYED SOME
RATHER WIDE PRICE SWINGS IN RECENT YEARS. IS THIS THE NATURE OF INVESTING IN THESE MARKETS?

A. Capital markets, whether they are domestic or international, established or emerging, typically are subject to random, short-term cycles of advances and declines. Some markets, such as those for small-company domestic stocks or international emerging-market stocks, have more pronounced price swings than others. Generally, the markets that hold out the prospects for the greatest long-term growth also are subject to greater short-term fluctuations. We think the prospects for long-term growth from emerging markets are exceptional, but we also expect some fluctuation along the way. Most importantly, we believe that, managed properly, these fluctuations can enhance long-term returns.

Q. GIVEN THESE FREQUENT AND PRONOUNCED PRICE
SWINGS, COULD STOCKS IN EMERGING MARKET COUNTRIES BE CONSIDERED A BIT RISKY FOR THE AVERAGE INVESTOR?

A. To me, the term "average investor" conjures an image of someone who is working for a living and trying to save for retirement and maybe for the college education of a child or two. I think this investor really needs to take advantage of the long-term investment opportunities presented by emerging-markets companies. But the average investor also needs to be mindful of his or her investing time horizon and how emerging-market stocks will work with the other investments in his or her portfolio. That's why I encourage investors to discuss these choices with their financial consultant and to remain focused on meeting their long-term goals.

Q. WHAT MAKES A GOOD EMERGING-COUNTRIES
INVESTMENT?

A. We think good emerging-countries investments have many of the same qualities as good domestic investments. Emerging countries are the fastest growing parts of the world economy. The best emerging countries investments tend to be companies that are managed to take advantage of opportunities resulting from the rapid changes accompanying that growth. Some of those changes might result from infrastructure spending, privatization efforts, new manufacturing opportunities or a burgeoning consumer culture. The effect is to open up new markets or new niches. We think the best emerging

--------------------------------------------------------------------------------

-------------------------------------------------------------------
countries investments are the resourceful companies that are capturing these market opportunities and prospering from them.

Q. CAN YOU GIVE SOME EXAMPLES OF THE PORTFOLIO'S
RECENT BUYS AND SELLS?

A. Sure, we recently bought shares of K.R.
Precision, a Thailand company that manufactures suspension assemblies for personal computer disk drives. K.R. commands a 10% share of the market for this component but is a low-cost producer. The company's excellent product quality has contributed to its growth in sales and earnings. We also bought Barlow, a building materials company that we believe is poised to grow as it helps to build a new South Africa. We sold our position in Land & General, a Malaysian conglomerate with concentrations in real estate, mining and timber. We think the Malaysian growth story is ultimately a good one and that Land & General is a well-run company. However, earnings have been impacted by wet weather and slow property sales and company fundamentals are also changing as a result of a fairly high rate of inflation.

--------------------------------------------------------------------------------

EMERGING COUNTRIES PORTFOLIO A
-------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE EMERGING COUNTRIES PORTFOLIO A WITH THE IFC INVESTABLE INDEX

                          TOTAL RETURN SINCE INCEPTION
                             (11/28/94 -- 09/30/95)
                                     1.66%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Emerging Countries Portfolio A     IFC Investable Index
11/28/94                                  9475                    10000
12/94                                     9052                     8460
3/95                                      8332                     7234
6/95                                      9583                     7865
9/95                                     10166                     7833

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Emerging Countries Portfolio A (front load) with the International Finance Corporation ("IFC") Investable Index from the commencement of operations of the Portfolio on November 28, 1994 to the end of the Trust's semi-annual period on September 30, 1995, on a cumulative basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio. The maximum sales charge is reflected in the total return computation.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been assumed by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

The IFC Investable Index measures the performance of more than 1,100 stocks that are legally and practically available in 25 emerging market countries of the world. The Index is unmanaged.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

EMERGING COUNTRIES PORTFOLIO B
-------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE EMERGING COUNTRIES PORTFOLIO B WITH THE IFC INVESTABLE INDEX.

                             TOTAL RETURN SINCE INCEPTION
                                (05/31/95 -- 09/30/95)
                                        1.61%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Emerging Countries Portfolio B     IFC Investable Index
5/31/95                                 10000                    10000
6/95                                     9591                    10059
7/95                                    10222                    10379
8/95                                    10154                    10101
9/95                                    10161                    10019

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Emerging Countries Portfolio B (back-end load) with the International Finance Corporation ("IFC") Investable Index from the commencement of operations of the Portfolio on May 31, 1995 to the end of the Trust's semi-annual period on September 30, 1995, on a cumulative basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio. The maximum contingent deferred sales charge is included in the total return computation.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been assumed by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

The IFC Investable Index is unmanaged and measures the performance of more than 1,100 stocks that are legally and practically available in 25 emerging market countries of the world.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

EMERGING COUNTRIES PORTFOLIO C
-------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN NICHOLAS-APPLEGATE EMERGING COUNTRIES PORTFOLIO C WITH THE IFC INVESTABLE INDEX

                          TOTAL RETURN SINCE INCEPTION
                             (11/28/94 -- 09/30/95)
                                     3.56%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Emerging Countries Institutional Portfolio     IFC Investable Index
11/28/94                                             9900                    10000
12/94                                                9373                     8460
3/95                                                 8533                     7234
6/95                                                 9777                     7865
9/95                                                10356                     7833

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Emerging Countries Portfolio C (level load) with the International Finance Corporation ("IFC") Investable Index from the commencement of operations of the Portfolio on November 28, 1994 to the end of the Trust's semi-annual period on September 30, 1995, on a cumulative basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio. A 1.00% redemption fee applicable to withdrawals made within one year of investment is reflected in the total return computation.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been assumed by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

The IFC Investable Index measures the performance of more than 1,100 stocks that are legally and practically available to outside investors in 25 emerging market countries of the world. The Index is unmanaged.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------

EMERGING
COUNTRIES FUND                                NUMBER
                                            OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS -- 85.8%
----------------------------------------------

ARGENTINA -- 3.7%
  Capex S. A. -- A.......      11,500  $   86,250
  Compania Naviera Perez
    Companc S. A. -- B...      29,500     129,210
  Siderca S.A. -- A......      82,000      64,124
                                       ----------
                                          279,584
                                       ----------
BRAZIL -- 6.8%
  Aracruz Celulose S. A.
    -- Preferred B.......      36,000      74,386
  Ficap Marvin S.A. --
    Preferred*...........     300,000      59,157
  Itausa Investimentos
    S.A..................     100,000      62,933
  Tam Transportes Aereos
    Regionais S.A........   5,030,000     164,659
  Telecomunicacoes de Sao
    Paulo S. A. --
    Preferred............     510,000      83,235
  Unipar-Uniao de
    Industrias
    Petroquimicas S. A.
    -- Preferred B.......      51,863      66,909
                                       ----------
                                          511,279
                                       ----------
HONG KONG -- 9.8%
  ASM Pacific
    Technology...........     144,000     137,822
  China Hong Kong Photo
    Production...........     246,000     113,746
  Kingboard Chemicals
    Holdings LTD.........     390,000     121,060
  Luoyang Glass Company
    LTD (China)..........      96,000      38,491
  Sinocan Holdings LTD...     458,000     168,824
  Varitronix
    International LTD....      78,000     158,891
                                       ----------
                                          738,834
                                       ----------
INDONESIA -- 5.3%
  PT Indorama
    Synthetics...........      25,000      83,628
  PT Kalbe Farma.........       8,000      31,972

                                              NUMBER
                                            OF SHARES       VALUE

---------------------------------------------------------

INDONESIA (CONTINUED)
  PT Roda Vivatex........      34,500  $   25,519
  PT Semen Gresik........      26,000      73,482
  PT Sorini
    Corporation..........       7,000      40,185
  PT Sorini Corporation
    Local................       6,000      34,445
  PT Tigaraksa Satria....      11,000      40,561
  PT Wicaksana Overseas..      26,000      69,463
                                       ----------
                                          399,255
                                       ----------
KOREA -- 2.3%
  Korea Electric Power
    Corp.*...............       1,670      69,352
  Korea Mobile
    Telecommunications,
    Corp.*...............          60      63,892
  Samsung Electronics --
    Preferred NV*........         310      40,626
  Samsung Electronics --
    Preferred NV -- New..           3         647
                                       ----------
                                          174,517
                                       ----------
MALAYSIA -- 3.0%
  O. Y. L. Industries
    BHD..................      11,000      91,065
  Sistem Televisyen
    Malaysia BHD.........      20,000      60,895
  United Engineers LTD...      12,000      76,896
                                       ----------
                                          228,856
                                       ----------
MEXICO -- 9.7%
  ALFA, S.A. de C.V. --
    A....................       2,000      26,907
  Cemex S.A. -- B........      11,000      49,272
  Gruma S.A.*............      27,000      89,436
  Grupo Carso S.A.*......      17,000     106,500
  Grupo Financiero
    Inbursa S. A. -- B...      20,000      67,972
  Grupo Modelo S.A. --
    C....................      16,000      60,392
  Industrias Penoles S.
    A. -- CP.............      25,000      93,187
  Tablex S.A. de C.V.*...      52,000      95,286

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                              NUMBER
                                            OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

MEXICO (CONTINUED)
  Transportacion Maratima
    Mexicana S. A. --
    A*...................       9,000  $   63,148
  Transportacion Maratima
    Mexicana S. A. --
    L*...................      10,000      79,718
                                       ----------
                                          731,818
                                       ----------
PERU -- 2.4%
  Cementos Norte
    Pacasmayo*...........      11,748      27,375
  CPT Telefonica de Peru
    S.A. -- B............      66,663     127,231
  Enrique Ferreyros S.
    A....................      24,310      29,025
                                       ----------
                                          183,631
                                       ----------
PHILIPPINES -- 2.9%
  Bankard, Inc.*.........      90,000      33,231
  C & P Homes, Inc.*.....     107,500      67,188
  Selecta Dairy Products,
    Inc.*................     200,000      21,154
  Southeast Asia Cement
    Holdings, Inc.*......     520,000      66,000
  Steniel Manufacturing
    Corp.................     150,000      29,423
                                       ----------
                                          216,996
                                       ----------
SOUTH AFRICA -- 1.4%
  Barlow LTD*............       3,000      33,895
  Dorbyl Limited.........       2,800      33,840
  Pick'n Pay Stores
    LTD*.................      11,000      33,895
                                       ----------
                                          101,630
                                       ----------
THAILAND -- 7.8%
  K.R. Precision Public
    Co. LTD -- Local*....      14,400      85,499
  Land and House Company
    LTD -- Foreign.......       4,000      62,801
  PTT Exploration and
    Production --
    Foreign..............      13,000     126,400

                                              NUMBER
                                            OF SHARES       VALUE

---------------------------------------------------------

THAILAND (CONTINUED)
  Serm Suk Co. LTD --
    Local*...............       2,000  $   25,184
  Serm Suk Co. LTD --
    Foreign..............       3,000      37,776
  Srithai Superware
    Company LTD --
    Foreign..............      10,000      75,314
  Thai Stanley Electric
    Co., LTD --
    Foreign*.............      15,000      41,243
  Tipco Asphalt Co. LTD
    -- Local.............      14,800      77,848
  United Communication
    Industry --
    Foreign..............       4,000      51,963
                                       ----------
                                          584,028
                                       ----------
TURKEY -- 2.8%
  Demirbank T. A. S.*....     162,000      13,763
  Eregli Demir Ve Celik
    Fabrikalari T.A.S....     570,000      70,010
  Netas Telekomunik......      56,000      21,781
  Tat Konserve Sanayii A.
    S....................      37,000      24,616
  Trakya Cam Sanayii A.
    S....................     138,000      15,255
  Turk Siemens Kablo Ve
    Elektrik Sanayii A.
    S....................     240,000      65,097
                                       ----------
                                          210,522
                                       ----------
UNITED STATES OF
  AMERICA++ -- 27.8%
  Cementos Diamante S. A.
    (Columbia)*+.........       3,400      56,049
  China Yuchai
    International LTD
    (China)..............       5,000      61,250
  Coca-Cola Femsa S. A.
    -- ADR (Mexico)......       3,500      69,125
  Czech Republic Fund,
    Inc..................       3,200      41,200

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EMERGING
COUNTRIES FUND                                NUMBER
                                            OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

UNITED STATES OF
  AMERICA++ (CONTINUED)
  Ek Chor China
    Motorcycle Co. LTD
    (China)..............       6,400  $  104,000
  Emerson Radio Corp.
    (Hong Kong)*.........      38,800     116,400
  Erciyas Biracilik VE
    Malt Sanayii
    (Turkey)*+...........       4,000      49,564
  Flextronics
    International LTD
    (Singapore)*.........       4,900     126,175
  GT Chile Growth Fund...       1,200      47,100
  Gujarat Ambuja Cements
    -- GDR (India).......       3,600      30,600
  Hansol Paper LTD -- GDR
    (South Korea)*.......       1,900      40,563
  India Growth Fund,
    Inc.*................       2,900      50,025
  Irsa, Inversiones y
    Representaciones S.
    A. -- GDR
    (Argentina)*.........       3,000      72,000
  Korea Fund, Inc........       1,400      30,975
  L.G. Electronics, Inc.
    GDR (South Korea)*...       2,800      34,664
  L.G. Electronics GDR --
    New (South Korea)....         162       2,730
  La Cementos Nacional
    144A (Ecuador)*+.....         230      49,450
  Moneda Chile Fund
    LTD*.................      10,000     101,250
  Morgan Stanley India
    Investment Fund,
    Inc..................      10,000     103,750
  Pakistan Investment
    Fund, Inc............       7,600      50,350
  Perusahaan Perseroan
    Industries -- ADR
    (Indonesia)..........         800      28,100

                                              NUMBER
                                            OF SHARES       VALUE

---------------------------------------------------------

UNITED STATES OF
  AMERICA++ (CONTINUED)
  Rhodia Ster S.A. -- GDR
    (Brazil).............       9,000  $  120,870
  R.O.C. Taiwan Fund*....       1,000      10,625
  Samsung Electronics LTD
    -- GDS (South
    Korea)*..............       1,600     113,600
  Samsung Electronics LTD
    -- GDS -- New (South
    Korea)*..............         197      12,588
  Samsung Electronics LTD
    -- GDR 144A (South
    Korea)*..............          20       1,278
  SDL, Inc.*.............       1,950      55,088
  Siliconware Precision
    GDR (Taiwan)*........       9,000     148,500
  Taiwan Fund, Inc.......       3,750      83,906
  Telecomunicacoes
    Brasileiras S.A. --
    ADR (Brazil).........       3,200     150,422
  Tower Semiconductor LTD
    (Israel)*............       1,000      32,500
  Usiminas S. A. -- ADR
    (Brazil)*+...........       8,200      90,339
                                       ----------
                                        2,085,036
                                       ----------
TOTAL COMMON STOCKS
  (Cost $6,048,047)..................   6,445,986
                                       ----------

                           PRINCIPAL
                             AMOUNT
-------------------------------------------------
COMMERCIAL PAPER -- 13.1%
-------------------------------------------------
  Melville
    6.650%, 10/02/95.....  $  361,000     360,867
  JP Morgan
    6.500%, 10/02/95.....     620,000     619,776
                                       ----------
TOTAL COMMERCIAL PAPER
  (Cost $980,643)....................     980,643
                                       ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT        VALUE

---------------------------------------------------------

TOTAL INVESTMENTS -- 98.9%
  (Cost $7,028,690)..................  $7,426,629
OTHER ASSETS
  LESS LIABILITIES -- 1.1%...........      84,337
                                       ----------
NET ASSETS -- 100.0%.................  $7,510,966
                                       ----------

------------
* Non-income producing security

+ Rule 144A restricted security

++ These securities are classified as United States securities as their underlying currency is the U.S. Dollar.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                                 PERCENT OF
INDUSTRY                                         NET ASSETS
----------------------------------------------  ------------
Agriculture...................................         1.3%
Airlines......................................         2.3
Alcoholic Beverages...........................         0.9
Automobiles...................................         1.4
Beverages/Soft Drinks.........................         1.8
Broadcasting..................................         0.8
Building Materials............................         5.7
Closed End Country Funds......................         7.0
Containers....................................         3.9
Department Discount Stores....................         0.5
Drugs/Pharmaceuticals.........................         0.4
Electric Utilities............................         2.1
Electronic Instruments........................         0.5
Finance Companies.............................         0.5
Gambling......................................         0.7
Grocery Products..............................         3.0
Home Furnishings..............................         0.8
Homebuilding..................................         0.9
Industrial Engineering........................         1.5
Integrated Oil Companies......................         1.8

                                                 PERCENT OF
INDUSTRY                                         NET ASSETS
----------------------------------------------  ------------
Metals........................................         3.1%
Money-Center Banks............................         0.2
Oil/Gas Production............................         2.7
Other Consumer Services.......................         2.3
Other Consumer Non-Durables...................         2.9
Other Consumer Durables.......................         1.5
Other Financial Services......................         1.7
Other Manufacturing...........................         5.1
Other Transportation..........................         2.0
Paper.........................................         2.0
Photographic Products.........................         1.5
Real Estate Brokers...........................         3.1
Semiconductors................................        14.2
Telecommunications Equipment..................         3.4
Telephone.....................................         3.7
Textiles......................................         6.0
Wholesale Distribution........................         5.7
Other Assets Less Liabilities.................         1.1
                                                     -----
TOTAL.........................................       100.0%
                                                     -----
                                                     -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------

SERIES A PORTFOLIOS

                                   NET
                                  ASSET
                                 VALUES
                                   AT          NET        NET REALIZED
                                BEGINNING   INVESTMENT   AND UNREALIZED
                                   OF         INCOME     GAINS (LOSSES)
                                 PERIOD     (DEFICIT)    ON INVESTMENTS
-----------------------------------------------------------------------
WORLDWIDE GROWTH
  Portfolio A (For the period
    ended 09/30/95)#..........   $14.29       $(0.02)        $2.24
  Portfolio A (For the year
    ended 03/31/95)...........    14.94        (0.05)        (0.09)
  Portfolio A (For the period
    ended 03/31/94)*..........    12.50        (0.07)         2.51
INTERNATIONAL GROWTH
  Portfolio A (For the period
    ended 09/30/95)#..........    11.51         0.02          0.94
  Portfolio A (For the period
    ended 03/31/95)*..........    12.50           --         (0.98)
EMERGING COUNTRIES
  Portfolio A (For the period
    ended 09/30/95)#..........    11.00        (0.02)         2.43
  Portfolio A (For the period
    ended 03/31/95)*..........    12.50         0.04         (1.53)

------------
  *Worldwide Growth Portfolio A, International Growth Porfolio A and Emerging
   Countries Portfolio A commenced operations on April 19, 1993, August 31, 1994 and November 28, 1994, respectively.

 **Annualized.

***The Portfolio's maximum sales charge is not included in the total return computation.

  +Net of expense reimbursement equivalent to 0.25%, 0.33%, 0.38%, 5.22%, 7.82%,
   2.53% and 3.90% of average net assets, respectively.

  ++Including expenses allocated from the Master Trust Worldwide Growth Fund,
    International Growth Fund and Emerging Countries Fund of 1.20%, 1.20%, 1.20%, 1.35%, 1.35%, 1.60% and 0.54% respectively, net of expense reimbursement equivalent to 0.09%, 0.10%, 0.16%, 0.37%, 0.50%, 1.25% and
    0.21% of average net assets of the Funds, respectively.

  #Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                DISTRIBUTIONS
                                  FROM NET                             NET ASSET
                                 INVESTMENT       DISTRIBUTIONS        VALUES AT         TOTAL       NET ASSETS AT
                                   INCOME       FROM CAPITAL GAINS   END OF PERIOD     RETURN***     END OF PERIOD
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH
  Portfolio A (For the period
    ended 09/30/95)#..........     $   --             $   --            $16.51          15.54%       $   23,290,206
  Portfolio A (For the year
    ended 03/31/95)...........      (0.02)             (0.49)            14.29         (0.90)%           22,207,775
  Portfolio A (For the period
    ended 03/31/94)*..........         --                 --             14.94          19.52%           20,194,105
INTERNATIONAL GROWTH
  Portfolio A (For the period
    ended 09/30/95)#..........         --                 --             12.47           8.34%              805,988
  Portfolio A (For the period
    ended 03/31/95)*..........      (0.01)                --             11.51          (7.85%)             610,176
EMERGING COUNTRIES
  Portfolio A (For the period
    ended 09/30/95)#..........         --                 --             13.41          21.91%            2,501,282
  Portfolio A (For the period
    ended 03/31/95)*..........      (0.01)                --             11.00         (11.98%)           1,197,361

                                                           RATIO OF NET
                                 RATIO OF EXPENSES      INVESTMENT INCOME
                                   TO AVERAGE NET      (DEFICIT) TO AVERAGE
                                     ASSETS+++            NET ASSETS+++
------------------------------
WORLDWIDE GROWTH
  Portfolio A (For the period
    ended 09/30/95)#..........        1.85%**                0.11%**
  Portfolio A (For the year
    ended 03/31/95)...........        1.85%                 (0.42%)
  Portfolio A (For the period
    ended 03/31/94)*..........        1.85%**               (0.69%)**
INTERNATIONAL GROWTH
  Portfolio A (For the period
    ended 09/30/95)#..........        1.95%**                0.30%**
  Portfolio A (For the period
    ended 03/31/95)*..........        1.95%**               (0.31%)**
EMERGING COUNTRIES
  Portfolio A (For the period
    ended 09/30/95)#..........        2.25%**               (0.01%)**
  Portfolio A (For the period
    ended 03/31/95)*..........        2.25%**                1.09%**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
FINANCIAL HIGHLIGHTS (UNAUDITED)
-------------------------------------------------------------------

SERIES B PORTFOLIOS

                                   NET
                                  ASSET
                                 VALUES
                                   AT          NET        NET REALIZED
                                BEGINNING   INVESTMENT   AND UNREALIZED
                                   OF         INCOME     GAINS (LOSSES)
                                 PERIOD     (DEFICIT)    ON INVESTMENTS
-----------------------------------------------------------------------
WORLDWIDE GROWTH
  Portfolio B (For the period
    ended 09/30/95)*..........   $12.50       $(0.02)        $1.40
INTERNATIONAL GROWTH
  Portfolio B (For the period
    ended 09/30/95)*..........    12.50        (0.02)         0.67
EMERGING COUNTRIES
  Portfolio B (For the period
    ended 09/30/95)*..........    12.50        (0.02)         0.89

------------
  *Worldwide Growth Portfolio B, International Growth Portfolio B and Emerging
   Countries Portfolio B commenced operations on May 31, 1995. These Financial Highlights have not been audited.

 **Annualized.

***The Portfolio's maximum sales charge is not included in the total return computation.

  +Net of expense reimbursement equivalent to 35.11%, 61.30% and 12.60% of average net assets, respectively.

  ++Including expenses allocated from the Master Trust Worldwide Growth Fund,
    International Growth Fund and Emerging Countries Fund of 1.20%, 1.72% and 1.60%, respectively, net of expense reimbursement equivalent to 0.09%, 0.37% and 1.25% of average net assets of the Funds, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                DISTRIBUTIONS
                                  FROM NET                             NET ASSET
                                 INVESTMENT       DISTRIBUTIONS        VALUES AT         TOTAL       NET ASSETS AT
                                   INCOME       FROM CAPITAL GAINS   END OF PERIOD     RETURN***     END OF PERIOD
------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH
  Portfolio B (For the period
    ended 09/30/95)*..........     $   --             $   --            $13.88          11.04%       $    245,640
INTERNATIONAL GROWTH
  Portfolio B (For the period
    ended 09/30/95)*..........         --                 --             13.15           5.20%             86,670
EMERGING COUNTRIES
  Portfolio B (For the period
    ended 09/30/95)*..........         --                 --             13.37           6.96%            713,490

                                                           RATIO OF NET
                                 RATIO OF EXPENSES      INVESTMENT INCOME
                                     TO AVERAGE        (DEFICIT) TO AVERAGE
                                   NET ASSETS+++          NET ASSETS+++
------------------------------
WORLDWIDE GROWTH
  Portfolio B (For the period
    ended 09/30/95)*..........        2.50%**               (1.18%)**
INTERNATIONAL GROWTH
  Portfolio B (For the period
    ended 09/30/95)*..........        2.97%**               (0.71%)**
EMERGING COUNTRIES
  Portfolio B (For the period
    ended 09/30/95)*..........        2.90%**               (1.03%)**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------

SERIES C PORTFOLIOS

                                   NET
                                  ASSET
                                 VALUES
                                   AT          NET        NET REALIZED
                                BEGINNING   INVESTMENT   AND UNREALIZED
                                   OF         INCOME     GAINS (LOSSES)
                                 PERIOD     (DEFICIT)    ON INVESTMENTS
-----------------------------------------------------------------------
WORLDWIDE GROWTH
  Portfolio C (For the period
    ended 09/30/95)#..........   $14.44       $(0.07)        $2.25
  Portfolio C (For the period
    ended 03/31/95)...........    14.86        (0.15)        (0.08)
  Portfolio C (For the period
    ended 03/31/94)*..........    12.50        (0.09)         2.45
INTERNATIONAL GROWTH
  Portfolio C (For the period
    ended 09/30/95)#..........    11.32        (0.04)         0.93
  Portfolio C (For the period
    ended 03/31/95)*..........    12.50        (0.04)        (1.12)
EMERGING COUNTRIES
  Portfolio C (For the period
    ended 09/30/95)#..........    10.79        (0.02)         2.30
  Portfolio C (For the period
    ended 03/31/95)*..........    12.50           --         (1.71)

------------
  *Worldwide Growth Portfolio C, International Growth Porfolio C and Emerging
   Countries Portfolio C commenced operations on April 19, 1993, August 31, 1994 and November 28, 1994, respectively.

 **Annualized.

***The Portfolio's maximum sales charge is not included in the total return computation.

  +Net of expense reimbursement equivalent to 0.05%, 0.07%, 0.00%, 25.94%, 72.76%, 7.51% and 239.69% of average net assets, respectively.

  ++Including expenses allocated from the Master Trust Worldwide Growth Fund,
    International Growth Fund and Emerging Countries Fund of 1.20%, 1.20%, 1.20%, 1.72%, 1.35%, 1.60% and 0.54%, respectively, net of expense reimbursement equivalent to 0.09%, 0.10%, 0.16%, 0.37%, 0.50%, 1.25% and
    0.21% of average net assets of the Funds, respectively.

  #Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                DISTRIBUTIONS
                                  FROM NET                             NET ASSET
                                 INVESTMENT       DISTRIBUTIONS        VALUES AT         TOTAL       NET ASSETS AT
                                   INCOME       FROM CAPITAL GAINS   END OF PERIOD     RETURN***     END OF PERIOD
------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH
  Portfolio C (For the period
    ended 09/30/95)#..........     $   --             $   --            $16.62          15.10%       $  72,714,223
  Portfolio C (For the period
    ended 03/31/95)...........         --              (0.19)            14.44          (1.49%)         71,200,715
  Portfolio C (For the period
    ended 03/31/94)*..........         --                 --             14.86          18.88%          66,576,743
INTERNATIONAL GROWTH
  Portfolio C (For the period
    ended 09/30/95)#..........         --                 --             12.29           8.57%             343,291
  Portfolio C (For the period
    ended 03/31/95)*..........      (0.02)                --             11.32          (9.25%)             24,066
EMERGING COUNTRIES
  Portfolio C (For the period
    ended 09/30/95)#..........         --                 --             13.07          21.13%           1,223,726
  Portfolio C (For the period
    ended 03/31/95)*..........         --                 --             10.79         (13.64%)             59,366

                                                           RATIO OF NET
                                 RATIO OF EXPENSES      INVESTMENT INCOME
                                   TO AVERAGE NET      (DEFICIT) TO AVERAGE
                                     ASSETS+++            NET ASSETS+++
------------------------------
WORLDWIDE GROWTH
  Portfolio C (For the period
    ended 09/30/95)#..........        2.50%**               (0.52%)**
  Portfolio C (For the period
    ended 03/31/95)...........        2.50%                 (1.06%)
  Portfolio C (For the period
    ended 03/31/94)*..........        2.44%**               (1.24%)**
INTERNATIONAL GROWTH
  Portfolio C (For the period
    ended 09/30/95)#..........        2.60%**               (0.51%)**
  Portfolio C (For the period
    ended 03/31/95)*..........        2.61%**               (0.76%)**
EMERGING COUNTRIES
  Portfolio C (For the period
    ended 09/30/95)#..........        2.90%**               (0.96%)**
  Portfolio C (For the period
    ended 03/31/95)*..........        2.90%**               (0.04%)**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1995
(UNAUDITED)
-------------------------------------------------------------------

Series A, B and C Portfolios

                                           WORLDWIDE GROWTH
                                --------------------------------------
                                PORTFOLIO A  PORTFOLIO B   PORTFOLIO C
                                --------------------------------------
ASSETS
  Investment in Master Trust
    Fund, at value
    (Cost $18,124,584,
      $237,841, $58,373,975,
      $753,889, $83,104,
      $334,470, $2,333,770,
      $715,025, and
      $1,201,425,
      respectively)...........  $23,270,938   $246,017     $72,795,200
  Receivables:
    Shares of beneficial
      interest sold...........        2,790     21,994          48,921
    Investments sold in Master
      Trust Fund..............        2,450         --          63,195
    Due from advisor..........        4,547      3,470              57
  Deferred organization
    costs.....................       17,172        942          18,550
  Other assets................           --     14,772              --
                                --------------------------------------
      Total assets............   23,297,897    287,195      72,925,923
                                --------------------------------------
LIABILITIES
  Payables:
    Investments purchased in
      Master Trust Fund.......        2,790     22,001          48,921
    Shares of beneficial
      interest repurchased....        2,450         --          63,195
  Accrued expenses............        2,451     19,554          99,584
                                --------------------------------------
      Total liabilities.......        7,691     41,555         211,700
                                --------------------------------------
NET ASSETS....................  $23,290,206   $245,640     $72,714,223
                                --------------------------------------
COMPOSITION OF NET ASSETS
  Paid in capital.............  $19,245,248   $237,841     $61,158,793
  Accumulated undistributed
    net investment income
    (deficit).................     (196,855)      (342)     (1,375,971)
  Accumulated undistributed
    net realized gain (loss)
    on security
    transactions..............      867,166        782       2,534,066
  Accumulated undistributed
    foreign exchange gain
    (loss)....................      223,164        307         734,417
  Net unrealized foreign
    exchange gain (loss)......        2,532         (9)          7,656
  Net unrealized appreciation
    of investments............    3,148,951      7,061       9,655,262
                                --------------------------------------
      Net assets..............  $23,290,206   $245,640     $72,714,223
                                --------------------------------------
Shares of beneficial interest,
  no par value, issued and
  outstanding (unlimited
  shares authorized)..........    1,410,286     17,703       4,373,889
                                --------------------------------------
COMPUTATION OF
  Net asset value per share of
    beneficial interest (Net
    assets/Outstanding shares
    of beneficial interest)...       $16.51     $13.88          $16.62
                                --------------------------------------
MAXIMUM OFFERING PRICE PER
  SHARE OF PORTFOLIO A
  ($16.51/94.75%,
  $12.47/94.75%, and
  $13.41/94.75%,
  respectively)...............       $17.42         --              --
                                --------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                         INTERNATIONAL GROWTH                       EMERGING COUNTRIES
                                ---------------------------------------   ---------------------------------------
                                PORTFOLIO A   PORTFOLIO B   PORTFOLIO C   PORTFOLIO A   PORTFOLIO B   PORTFOLIO C
                                ---------------------------------------------------------------------------------
ASSETS
  Investment in Master Trust
    Fund, at value
    (Cost $18,124,584,
      $237,841, $58,373,975,
      $753,889, $83,104,
      $334,470, $2,333,770,
      $715,025, and
      $1,201,425,
      respectively)...........   $804,963      $ 86,878      $343,824     $ 2,509,211    $714,711     $ 1,226,684
  Receivables:
    Shares of beneficial
      interest sold...........         --            --            --          81,830      18,306          25,008
    Investments sold in Master
      Trust Fund..............         --            --        20,000              --          --           6,333
    Due from advisor..........      3,005         3,368         2,627           4,952       3,782           3,866
  Deferred organization
    costs.....................         --           943            --           6,495         943           2,291
  Other assets................         --        14,818            --              --      15,740           4,363
                                ---------------------------------------------------------------------------------
      Total assets............    807,968       106,007       366,451       2,602,488     753,482       1,268,545
                                ---------------------------------------------------------------------------------
LIABILITIES
  Payables:
    Investments purchased in
      Master Trust Fund.......         --            64        20,000          81,830      18,306          25,008
    Shares of beneficial
      interest repurchased....         --            --            --              --          --           6,333
  Accrued expenses............      1,980        19,273         3,160          19,376      21,686          13,478
                                ---------------------------------------------------------------------------------
      Total liabilities.......      1,980        19,337        23,160         101,206      39,992          44,819
                                ---------------------------------------------------------------------------------
NET ASSETS....................   $805,988      $ 86,670      $343,291     $ 2,501,282    $713,490     $ 1,223,726
                                ---------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
  Paid in capital.............   $758,244      $ 83,104      $334,998     $ 2,333,902    $715,025     $ 1,201,426
  Accumulated undistributed
    net investment income
    (deficit).................        877          (119)         (483)          3,438        (974)         (2,127)
  Accumulated undistributed
    net realized gain (loss)
    on security
    transactions..............    (17,674)         (573)       (3,447)         10,487      (6,354)          2,410
  Accumulated undistributed
    foreign exchange gain
    (loss)....................      9,384           469           933          (2,334)       (222)           (553)
  Net unrealized foreign
    exchange gain (loss)......      1,080            65           169            (688)        (25)           (100)
  Net unrealized appreciation
    of investments............     54,077         3,724        11,121         156,477       6,040          22,670
                                ---------------------------------------------------------------------------------
      Net assets..............   $805,988      $ 86,670      $343,291     $ 2,501,282    $713,490     $ 1,223,726
                                ---------------------------------------------------------------------------------
Shares of beneficial interest,
  no par value, issued and
  outstanding (unlimited
  shares authorized)..........     64,614         6,592        27,930         186,547      53,380          93,600
                                ---------------------------------------------------------------------------------
COMPUTATION OF
  Net asset value per share of
    beneficial interest (Net
    assets/Outstanding shares
    of beneficial interest)...     $12.47        $13.15        $12.29          $13.41      $13.37          $13.07
                                ---------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER
  SHARE OF PORTFOLIO A
  ($16.51/94.75%,
  $12.47/94.75%, and
  $13.41/94.75%,
  respectively)...............     $13.16            --            --          $14.15          --              --
                                ---------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED SEPTEMBER 30, 1995
(UNAUDITED)
-------------------------------------------------------------------

                                             WORLDWIDE GROWTH
                                -------------------------------------------
                                PORTFOLIO A    PORTFOLIO B     PORTFOLIO C
                                -------------------------------------------
INVESTMENT INCOME
  Net investment income from
    Master Trust Fund.........  $     86,492   $        35    $     274,176
                                -------------------------------------------
  EXPENSES
    Accounting fees...........        15,600           780           15,600
    Administration fees.......         3,315             9           10,423
    Audit fees................         3,603         2,580            6,274
    Distribution fees.........        28,503           217          269,146
    Insurance.................           139            --              435
    Legal fees................         4,251             6           11,125
    Miscellaneous.............           398           113            1,252
    Organization costs........         3,370            71            3,642
    Registration fees.........         2,531         4,364            7,801
    Shareholder reporting
      fees....................         6,932         1,485           20,757
    Shareholder servicing
      fees....................        11,401            73           89,715
    Transfer agent fees.......        21,815           162           45,609
    Trustees' fees............           477           718            1,502
                                -------------------------------------------
      Total expenses..........       102,335        10,578          483,281
    Less: Reimbursement due
      from advisor............       (28,227)      (10,201)         (16,762)
                                -------------------------------------------
      Net expenses............        74,108           377          466,519
                                -------------------------------------------
        Net investment income
           (deficit)..........        12,384          (342)        (192,343)
                                -------------------------------------------
NET REALIZED & UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Net realized gain (loss)
      from security
      transactions............     1,443,487           782        4,255,859
    Net realized foreign
      exchange gain (loss)....       209,888           307          641,446
    Change in net unrealized
      appreciation of
      investments and foreign
      currency................     1,621,767         7,052        5,380,472
                                -------------------------------------------
      Net gain (loss) on
        investments...........     3,275,142         8,141       10,277,777
                                -------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $  3,287,526   $     7,799    $  10,085,434
                                -------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                           INTERNATIONAL GROWTH                          EMERGING COUNTRIES
                                ------------------------------------------   ------------------------------------------
                                PORTFOLIO A    PORTFOLIO B    PORTFOLIO C    PORTFOLIO A    PORTFOLIO B    PORTFOLIO C
                                ---------------------------------------------------------------------------------------
INVESTMENT INCOME
  Net investment income from
    Master Trust Fund.........  $      3,408   $        89    $        513   $      5,574   $       247    $        763
                                ---------------------------------------------------------------------------------------
  EXPENSES
    Accounting fees...........        11,700           780          11,700          8,580           780           8,580
    Administration fees.......           623            27             113          5,235           456           1,154
    Audit fees................         3,422         2,671           3,416          3,426         2,668           3,416
    Distribution fees.........           941           125             520          5,485           704           1,666
    Insurance.................           329            --             246              8             1               5
    Legal fees................           140            24              25            325            17              79
    Miscellaneous.............            13            74               2             29           270               5
    Organization costs........            --            71              --            242            71              85
    Registration fees.........           120         4,364              30            268         4,364              82
    Shareholder reporting
      fees....................            --         1,391              --            454         2,636             718
    Shareholder servicing
      fees....................           376            42             173            880           235             555
    Transfer agent fees.......         4,254           162           2,689          3,081           162           3,250
    Trustees' fees............            16           718               3             37           718               9
                                ---------------------------------------------------------------------------------------
      Total expenses..........        21,934        10,449          18,917         28,050        13,082          19,604
    Less: Reimbursement due
      from advisor............       (19,676)      (10,241)        (18,050)       (22,328)      (11,861)        (16,717)
                                ---------------------------------------------------------------------------------------
      Net expenses............         2,258           208             867          5,722         1,221           2,887
                                ---------------------------------------------------------------------------------------
        Net investment income
           (deficit)..........         1,150          (119)           (354)          (148)         (974)         (2,124)
                                ---------------------------------------------------------------------------------------
NET REALIZED & UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Net realized gain (loss)
      from security
      transactions............        (5,141)         (573)         (2,395)        55,494        (6,354)          2,497
    Net realized foreign
      exchange gain (loss)....         8,022           469             813         (2,495)         (222)           (555)
    Change in net unrealized
      appreciation of
      investments and foreign
      currency................        51,853         3,789          11,152        233,058         6,015          21,423
                                ---------------------------------------------------------------------------------------
      Net gain (loss) on
        investments...........        54,734         3,685           9,570        286,057          (561)         23,365
                                ---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $     55,884   $     3,566    $      9,216   $    285,909   $    (1,535)   $     21,241
                                ---------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

SERIES A PORTFOLIOS

                                       WORLDWIDE GROWTH                INTERNATIONAL GROWTH               EMERGING COUNTRIES
                                -------------------------------   -------------------------------   -------------------------------
                                FOR THE PERIOD                    FOR THE PERIOD                    FOR THE PERIOD
                                    ENDED                             ENDED        FOR THE PERIOD       ENDED        FOR THE PERIOD
                                SEPTEMBER 30,     FOR THE YEAR    SEPTEMBER 30,        ENDED        SEPTEMBER 30,        ENDED
                                     1995            ENDED             1995          MARCH 31,           1995          MARCH 31,
                                 (UNAUDITED)     MARCH 31, 1995    (UNAUDITED)         1995*         (UNAUDITED)         1995**
                                --------------   --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS
    Net investment income
     (deficit)................  $      12,384    $     (93,101)   $       1,150    $        (106)   $        (148)   $       3,718
    Net realized gain (loss)
     from security
     transactions.............      1,443,487         (194,764)          (5,141)         (12,533)          55,494          (45,007)
    Net realized foreign
     exchange gain (loss).....        209,888           62,076            8,022            1,362           (2,495)             161
    Change in net unrealized
     appreciation
     (depreciation) on
     investments and foreign
     currency.................      1,621,767          (85,130)          51,853            3,304          233,058          (77,269)
                                ---------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets resulting
       from operations........      3,287,526         (310,919)          55,884           (7,973)         285,909         (118,397)
                                ---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHARES OF
    BENEFICIAL INTEREST
    Net investment income+....             --          (28,122)              --             (166)              --             (132)
    Capital gains+............             --         (771,570)              --               --               --               --
                                ---------------------------------------------------------------------------------------------------
      Total distributions.....             --         (799,692)              --             (166)              --             (132)
                                ---------------------------------------------------------------------------------------------------
  TRANSACTIONS IN SHARES OF
    BENEFICIAL INTEREST
    Proceeds from shares
     sold.....................        804,393        7,644,658          243,393          633,855        1,276,804        1,335,363
    Proceeds from shares
     issued for distribution
     reinvestment.............             --           66,649               --               56               --               66
    Cost of shares
     repurchased..............     (3,009,488)      (4,587,026)        (103,464)         (16,596)        (258,792)         (20,539)
                                ---------------------------------------------------------------------------------------------------
      Increase (decrease) in
       net assets from
       transactions in shares
       of beneficial
       interest...............     (2,205,095)       3,124,281          139,929          617,315        1,018,012        1,314,890
                                ---------------------------------------------------------------------------------------------------
      Total increase in net
       assets.................      1,082,431        2,013,670          195,813          609,176        1,303,921        1,196,361
NET ASSETS:
  BEGINNING OF PERIOD.........     22,207,775       20,194,105          610,176            1,000        1,197,361            1,000
                                ---------------------------------------------------------------------------------------------------
  END OF PERIOD...............  $  23,290,206    $  22,207,775    $     805,989    $     610,176    $   2,501,282    $   1,197,361
                                ---------------------------------------------------------------------------------------------------
CHANGES IN SHARES OF
  BENEFICIAL INTEREST
  Beginning balance...........      1,553,541        1,351,376           52,991               80          108,885               80
  Shares sold.................         52,125          514,119           19,981           54,404           97,133          110,666
  Shares issued for
    distributions
    reinvested................             --            4,784               --                5               --                5
  Shares repurchased..........       (195,380)        (316,738)          (8,358)          (1,498)         (19,471)          (1,866)
                                ---------------------------------------------------------------------------------------------------
  Ending Balance..............      1,410,286        1,553,541           64,614           52,991          186,547          108,885
                                ---------------------------------------------------------------------------------------------------

---------------
 *Commenced operations on August 31, 1994.
**Commenced operations on November 28, 1994.
 +See Financial Highlights for per share distributions.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

SERIES B PORTFOLIOS

                                                                WORLDWIDE      INTERNATIONAL       EMERGING
                                                                  GROWTH           GROWTH         COUNTRIES
                                                              --------------   --------------   --------------
                                                                 FOR THE          FOR THE          FOR THE
                                                               PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                                              SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                                  1995*            1995*            1995*
                                                               (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                                              --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS
    Net investment (deficit)................................  $        (342)   $        (119)   $        (974)
    Net realized gain (loss) from security transactions.....            782             (573)          (6,354)
    Net realized foreign exchange gain (loss)...............            307              469             (222)
    Change in net unrealized appreciation
      on investments and foreign currency...................          7,052            3,789            6,015
                                                              ------------------------------------------------
      Net increase (decrease) in net assets resulting from
       operations...........................................          7,799            3,566           (1,535)
                                                              ------------------------------------------------
  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Proceeds from shares sold...............................        237,843          104,235          715,201
    Cost of shares repurchased..............................             (2)         (21,131)            (176)
                                                              ------------------------------------------------
      Increase in net assets from transactions in shares of
       beneficial interest..................................        237,841           83,104          715,025
                                                              ------------------------------------------------
      Total increase in net assets..........................        245,640           86,670          713,490
NET ASSETS:
  BEGINNING OF PERIOD.......................................             --               --               --
                                                              ------------------------------------------------
  END OF PERIOD.............................................  $     245,640    $      86,670    $     713,490
                                                              ------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.........................................             --               --               --
  Shares sold...............................................         17,703           (1,608)          53,393
  Shares issued for distributions reinvested................             --               --               --
  Shares repurchased........................................             --            8,200              (13)
                                                              ------------------------------------------------
      Ending Balance........................................         17,703            6,592           53,380
                                                              ------------------------------------------------

-------------
*Commenced operations on May 31, 1995.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

SERIES C PORTFOLIOS

                                       WORLDWIDE GROWTH                INTERNATIONAL GROWTH               EMERGING COUNTRIES
                                -------------------------------   -------------------------------   -------------------------------
                                FOR THE PERIOD                    FOR THE PERIOD                    FOR THE PERIOD
                                    ENDED                             ENDED        FOR THE PERIOD       ENDED        FOR THE PERIOD
                                SEPTEMBER 30,     FOR THE YEAR    SEPTEMBER 30,        ENDED        SEPTEMBER 30,        ENDED
                                     1995            ENDED             1995          MARCH 31,           1995          MARCH 31,
                                 (UNAUDITED)     MARCH 31, 1995    (UNAUDITED)         1995*         (UNAUDITED)         1995**
                                --------------   --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS
    Net investment
     (deficit)................  $    (192,343)   $    (775,701)   $        (354)   $        (100)   $      (2,124)   $          (2)
    Net realized gain (loss)
     from security
     transactions.............      4,255,859       (1,433,986)          (2,395)          (1,052)           2,497              (87)
    Net realized foreign
     exchange gain (loss).....        641,446          207,276              813              120             (555)               2
    Change in net unrealized
     appreciation on
     investments and foreign
     currency.................      5,380,472          309,263           11,152              138           21,423            1,147
                                ---------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets resulting
       from operations........     10,085,434       (1,693,148)           9,216             (894)          21,241            1,060
                                ---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHARES OF
    BENEFICIAL INTEREST
    Net investment income+....             --               --               --              (29)              --               (1)
    Capital gains+............             --       (1,027,462)              --               --               --               --
                                ---------------------------------------------------------------------------------------------------
      Total distributions.....             --       (1,027,462)              --              (29)              --               (1)
                                ---------------------------------------------------------------------------------------------------
  TRANSACTIONS IN SHARES OF
    BENEFICIAL INTEREST
    Proceeds from shares
     sold.....................      3,989,806       27,726,843          329,717           35,163        1,185,776           76,983
    Proceeds from shares
     issued for distribution
     reinvestment.............             --          131,345               --               29               --                1
    Cost of shares
     repurchased..............    (12,561,732)     (20,513,606)         (19,708)         (11,203)         (42,657)         (19,677)
                                ---------------------------------------------------------------------------------------------------
    Increase (decrease) in net
     assets from transactions
     in shares of beneficial
     interest.................     (8,571,926)       7,344,582          310,009           23,989        1,143,119           57,307
                                ---------------------------------------------------------------------------------------------------
      Total increase in net
       assets.................      1,513,508        4,623,972          319,225           23,066        1,164,360           58,366
NET ASSETS
  BEGINNING OF PERIOD.........     71,200,715       66,576,743           24,066            1,000           59,366            1,000
                                ---------------------------------------------------------------------------------------------------
  END OF PERIOD...............  $  72,714,223    $  71,200,715    $     343,291    $      24,066    $   1,223,726    $      59,366
                                ---------------------------------------------------------------------------------------------------
CHANGES IN SHARES OF
  BENEFICIAL INTEREST
  Beginning balance...........      4,932,460        4,480,436            2,162               80            5,503               80
  Shares sold.................        251,391        1,864,921           26,483            3,107           91,476            7,179
  Shares issued for
    distributions
    reinvested................             --            9,315               --                2               --               --
  Shares repurchased..........       (809,962)      (1,422,212)            (715)          (1,027)          (3,379)          (1,756)
                                ---------------------------------------------------------------------------------------------------
      Ending Balance..........      4,373,889        4,932,460           27,930            2,162           93,600            5,503
                                ---------------------------------------------------------------------------------------------------

---------------
 *Commenced operations on August 31, 1994.
**Commenced operations on November 28, 1994.
 +See Financial Highlights for per share distributions.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

  Nicholas-Applegate Mutual Funds (the "Trust") is organized as a diversified, open-end management investment company which offers 43 separate series comprised of Portfolios A, with an initial sales charge, B, with a back-end sales charge, C, with a level asset based sales charge, Institutional, with no load, and Qualified, with no load (each a "Portfolio" and collectively the "Portfolios").

  The Portfolios of the Trust seek to achieve their respective investment objectives by investing all of their assets in corresponding series of Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified open-end management investment company offering twelve investment vehicles (the "Funds").

  Pursuant to Rule 24f-2 under the Investment Company Act, the Trust has elected to register an indefinite number of shares. The Trust commenced operations on April 19, 1993.

RECLASSIFICATIONS

  Certain reclassifications have been made to the 1994 balances to conform to 1995 presentation.

INVESTMENT INCOME

  Each Portfolio accrues income, net of expenses, daily on its investment in the applicable Fund. All of the net investment income (deficit) and realized and unrealized gains and losses from the security transactions and foreign currency of the Fund are allocated pro rata among the investors in the Fund at the time of such determination.

FEDERAL INCOME TAXES

  It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Accordingly, no federal income tax provisions are required if the Portfolios continue to comply with such requirements.

  The Funds are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of the Funds will be deemed to have been "passed through" to the Portfolios.

  Net investment income and net realized gains for the year, (or period where appropriate), differ for financial statement and tax purposes primarily because of one or all of the following: deferral of wash-sale losses, passive foreign investments, unrealized appreciation/depreciation, and capital loss carryforwards.

  The character of distributions made during the year (or period where appropriate), from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

DEFERRED ORGANIZATION COSTS

  Organization Costs incurred by the Trust have been allocated to certain Portfolios based upon management's best estimate of the costs applicable to each Portfolio. These costs have been deferred and will be amortized over a period of 60 months from the date the Portfolios commenced operations.

  In the event that any of the initial shares are redeemed by the holder during the period of amortization of the Portfolios' organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENTS

  The investment adviser to the Master Trust is Nicholas-Applegate Capital Management ("Nicholas-Applegate" or "Investment Adviser"). The advisory fee is computed daily for the Funds based upon the percentage of each Fund's average daily net assets.

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

  The Trust has approved a distribution plan whereby Nicholas Applegate Securities (the "Distributor"), an affiliate of Nicholas-Applegate, is compensated for distribution-related expenses at an annual rate, payable monthly, of 0.25%, 0.75% and 0.75% of Series A, B and C Portfolios average daily net assets, respectively.

  Under a distribution agreement, the Distributor who is the principal underwriter for the sale of shares of the Portfolios, retains a portion of any contingent deferred sales load on redemptions for the Portfolios, and retains a portion of the initial sales load imposes on purchases of shares of the Series A Portfolios. This agreement may be terminated by either party upon 60 days' written notice.

  The Trust has approved a shareholder service plan under which the Distributor is also compensated for non-distribution related expenses as follows: .10%, .25% and .25% of the daily net asset value of the Series A, Series B, and Series C Portfolios, respectively.

EXPENSE LIMITATIONS

  Nicholas-Applegate and the Trust have undertaken to limit the Portfolio's expenses to the following annual levels through March 31, 1996. In subsequent years, overall operating expenses for each Portfolio will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone or expenses paid by the Investment Adviser under this agreement, as each Portfolio will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.

            FUND                  A          B          C
----------------------------  ---------  ---------  ---------
Worldwide Growth
  Portfolio.................    1.85%      2.50%      2.50%
International Growth
  Portfolio.................    1.95%      2.60%      2.60%
Emerging Countries
  Portfolio.................    2.25%      2.90%      2.90%

  These percentages are based on the average net assets of the Portfolios, exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with portfolio securities transactions, capital expenditures, and extraordinary expenses.

  Nicholas-Applegate advanced certain organization costs discussed in Note 1. As of September 30, 1995, the following Portfolios have amounts due to Nicholas-Applegate for organizational costs advanced.:

Worldwide Growth Portfolio B..........   $1,013
International Growth Portfolio B......   $1,013
Emerging Countries Portfolio B........   $1,013

3. INVESTMENT TRANSACTIONS

  Additions and reductions in the investments in the respective Master Trust Funds for the period ended September 30, 1995 were as follows:

                                         ADDITIONS   REDUCTIONS
                                          (000S)       (000S)
                                        -----------  -----------
Worldwide Growth Portfolio A..........   $     828    $   3,139
Worldwide Growth Portfolio B..........         238           --
Worldwide Growth Portfolio C..........       4,045       13,039
International Growth Portfolio A......         243          103
International Growth Portfolio B......         104           21
International Growth Portfolio C......         299           10
Emerging Countries Portfolio A........       1,277          259
Emerging Countries Portfolio B........         715           --
Emerging Countries Portfolio C........       1,186           43

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

4. OFF BALANCE SHEET RISKS

  The Worldwide Growth Portfolios, International Growth Portfolios and Emerging Countries Portfolios invest in the Worldwide Growth Fund, International Growth Fund and Emerging Countries Fund, respectively, whose investment in foreign securities may entail risks due to the potential of political and economic instability in the countries where the securities are being offered. In addition, foreign exchange fluctuations could affect the value of positions held. It is the Portfolios' policy to continuously monitor their exposure to these risks.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES FOR NICHOLAS-APPLEGATE INVESTMENT TRUST SEPTEMBER 30, 1995 (UNAUDITED)

                                                                          WORLDWIDE     INTERNATIONAL     EMERGING
                                                                           GROWTH           GROWTH        COUNTRIES
                                                                            FUND             FUND           FUND
                                                                       ----------------------------------------------
ASSETS
  Investments at value
    (Cost $84,111,866, $15,596,924, and $7,028,690, respectively.)...  $    97,502,981  $   16,898,402  $   7,426,629
  Foreign currency
    (Cost of $2,906,766, $1,471,664, and $132,937, respectively.)....        2,924,738       1,503,472        131,190
  Cash...............................................................            2,816             266            601
  Receivables:
    Dividends........................................................          304,451          56,414          4,680
    Interest.........................................................              687              61            179
    Investment securities sold.......................................        3,467,112          26,258         45,600
    Interest sold....................................................           73,705          20,000        125,144
  Deferred organization costs and other assets.......................           16,083           1,043             --
                                                                       ----------------------------------------------
      Total assets...................................................      104,292,573      18,505,916      7,734,023
                                                                       ----------------------------------------------
LIABILITIES
  Payables:
    Investment securities purchased..................................        2,897,240         527,772        208,233
    Interests repurchased............................................           65,645              --          6,333
  Accrued expenses...................................................          160,871          14,218          8,491
                                                                       ----------------------------------------------
      Total liabilities..............................................        3,123,756         541,990        223,057
                                                                       ----------------------------------------------
NET ASSETS...........................................................  $   101,168,817  $   17,963,926  $   7,510,966
                                                                       ----------------------------------------------
COMPOSITION OF NET ASSETS
  Paid in capital....................................................  $    80,929,155  $   16,757,806  $   7,289,007
  Accumulated net investment income..................................          622,491         121,689         37,672
  Accumulated net realized gain (loss)...............................        5,209,729        (405,217)      (205,499)
  Accumulated net realized foreign exchange gain (loss)..............        1,005,723         161,764         (6,409)
  Net unrealized foreign exchange gain (loss)........................           10,604          26,406         (1,744)
  Net unrealized appreciation on investments.........................       13,391,115       1,301,478        397,939
                                                                       ----------------------------------------------
      Net assets.....................................................  $   101,168,817  $   17,963,926  $   7,510,966
                                                                       ----------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS FOR NICHOLAS-APPLEGATE INVESTMENT TRUST
FOR THE PERIOD ENDED SEPTEMBER 30, 1995 (UNAUDITED)

                                                                              WORLDWIDE     INTERNATIONAL   EMERGING
                                                                                GROWTH         GROWTH       COUNTRIES
                                                                                 FUND           FUND          FUND
                                                                            ------------------------------------------
INVESTMENT INCOME
  INCOME
    Dividends.............................................................  $      898,324  $     197,469  $    41,044
    Interest..............................................................          72,941         11,446       14,496
                                                                            ------------------------------------------
      Total income........................................................         971,265        208,915       55,540
                                                                            ------------------------------------------
  EXPENSES
    Accounting fees.......................................................          37,547         37,500       24,751
    Administration fees...................................................          17,726          3,301          893
    Advisory fees.........................................................         495,850         92,295       31,368
    Audit fees............................................................          10,434          1,942          544
    Custodian fees........................................................          60,100         17,720        8,616
    Insurance.............................................................           1,109            210           92
    Legal fees............................................................           2,079            387           99
    Miscellaneous.........................................................           4,803            894          242
    Organization costs....................................................           3,157            150           --
    Trustees' fees........................................................           4,886          4,886        4,886
                                                                            ------------------------------------------
      Total expenses......................................................         637,691        159,285       71,491
    Less: Reimbursement from advisor......................................         (42,936)       (34,686)     (31,340)
                                                                            ------------------------------------------
      Net expenses........................................................         594,755        124,599       40,151
                                                                            ------------------------------------------
        Net investment income.............................................         376,510         84,316       15,389
                                                                            ------------------------------------------
NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Security transactions.................................................       5,938,498       (153,763)      15,125
    Foreign exchange......................................................         847,654        220,908       (8,570)
  Change net in unrealized appreciation of investments and foreign
    currency..............................................................       7,405,788      1,352,456      770,807
                                                                            ------------------------------------------
    Net gain on investments...............................................      14,191,940      1,419,601      777,362
                                                                            ------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................  $   14,568,450  $   1,503,917  $   792,751
                                                                            ------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS FOR NICHOLAS-APPLEGATE INVESTMENT TRUST

                                                                                                                       EMERGING
                                                    WORLDWIDE GROWTH                  INTERNATIONAL GROWTH             COUNTRIES
                                            ---------------------------------   ---------------------------------   ---------------
                                                FOR THE                             FOR THE                             FOR THE
                                             PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE        PERIOD ENDED
                                             SEPTEMBER 30,      YEAR ENDED       SEPTEMBER 30,      YEAR ENDED       SEPTEMBER 30,
                                                 1995            MARCH 31,           1995            MARCH 31,           1995
                                              (UNAUDITED)          1995*          (UNAUDITED)          1995*          (UNAUDITED)
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS
    Net investment income.................  $       376,510   $       240,302   $       84,316    $       33,806    $       15,389
    Net realized gain (loss) from security
      transactions........................        5,938,498        (1,802,878)        (153,763)         (293,491)           15,125
    Net realized foreign exchange gain
      (loss)..............................          847,654           281,823          220,908           (30,063)           (8,570)
    Change in net unrealized appreciation
      (depreciation) of investments and
      foreign currency....................        7,405,788           277,524        1,352,456          (270,042)          770,807
                                            ---------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations........................       14,568,450        (1,003,229)       1,503,917          (559,790)          792,751
                                            ---------------------------------------------------------------------------------------
  TRANSACTIONS IN INTERESTS
    Contributions by partners.............        6,139,326        39,169,871        1,178,580        15,092,291         3,762,898
    Withdrawals by partners...............      (17,101,331)      (30,285,996)      (2,350,968)         (609,534)         (324,761)
                                            ---------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets from transactions in
        interests.........................      (10,962,005)        8,883,875       (1,172,388)       14,482,757         3,438,137
                                            ---------------------------------------------------------------------------------------
      Total increase in net assets........        3,606,445         7,880,646          331,529        13,922,967         4,230,888
NET ASSETS:
  BEGINNING OF PERIOD.....................       97,562,372        89,681,726       17,632,397         3,689,430         3,280,078
                                            ---------------------------------------------------------------------------------------
  END OF PERIOD...........................  $   101,168,817   $    97,562,372   $   17,963,926    $   17,612,397    $    7,510,966
                                            ---------------------------------------------------------------------------------------


                                                FOR THE
                                             PERIOD ENDED
                                               MARCH 31,
                                                 1995*

INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS
    Net investment income.................  $        22,283
    Net realized gain (loss) from security
      transactions........................         (220,624)
    Net realized foreign exchange gain
      (loss)..............................              461
    Change in net unrealized appreciation
      (depreciation) of investments and
      foreign currency....................         (372,912)

      Net increase (decrease) in net
        assets resulting from
        operations........................         (570,792)

  TRANSACTIONS IN INTERESTS
    Contributions by partners.............        5,244,412
    Withdrawals by partners...............       (1,393,542)

      Net increase (decrease) in net
        assets from transactions in
        interests.........................        3,850,870

      Total increase in net assets........        3,280,078
NET ASSETS:
  BEGINNING OF PERIOD.....................               --

  END OF PERIOD...........................  $     3,280,078


-------------
*Worldwide Growth Fund commenced operations on April 19, 1993, International
 Growth Fund commenced operations on January 3, 1994 and Emerging Countries Fund commenced operations on November 28, 1994.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

  Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified, open-end management investment company organized as a Delaware business trust, is comprised of twelve investment vehicles (each a "Fund" and collectively the "Funds") as of September 30, 1995. Each Fund has up to five Portfolios which have invested in the respective series of the Master Trust to achieve their investment objective. The Trust commenced operations on April 19, 1993.

SECURITIES TRANSACTIONS

  Equity securities are valued at the last sale price (for exchange-listed securities) or the mean between the last bid and asked price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Securities with 60 days or less remaining to maturity are valued on an amortized cost basis which approximates market value.

  Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Master Trust's Board of Trustees.

  Securities transactions are recognized on the trade date. Realized gains and losses from securities transactions are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. The prospectus for the Nicholas-Applegate Mutual Funds describes each Fund's policies with respect to declaration and payment of dividends and distribution of capital gains.

FOREIGN CURRENCY TRANSLATION

  Foreign currency balances of the Worldwide Growth Fund, International Growth Fund and Emerging Countries Fund other than the cost of investments, are translated into U.S. dollar values at the bid price of such currency against the U.S. dollar last quoted on the valuation date.

  Gains and losses on securities transactions resulting from fluctuations in foreign currency exchange rates are not isolated. The Funds report these foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FEDERAL INCOME TAXES

  The Funds are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of a Fund will be deemed to have been "passed through" to the Portfolios.

DEFERRED ORGANIZATION COSTS

  Organization costs incurred by the Master Trust have been allocated to the various Funds based upon management's best estimate of the costs applicable to each Fund. These costs have been deferred and will be amortized over a period of 60 months from the date the Funds commenced operations.

B. TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENTS

  The investment adviser to the Master Trust is Nicholas-Applegate Capital Management ("Nicholas-

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

Applegate") The advisory fee is computed daily for the Funds based upon the following percentages of each Fund's average daily net assets:

                                FIRST $500    NEXT $500    EXCESS OF
       FUND                       MILLION      MILLION    $1 BILLION
------------------------------  -----------  -----------  -----------
Worldwide Growth Fund.........       1.00%        0.90%        0.85%
International Growth
  Fund........................       1.00%        0.90%        0.85%
Emerging Countries Fund.......       1.25%        1.25%        1.25%

C. INVESTMENT TRANSACTIONS

  The aggregate purchases and sales of investment securities, other than short-term obligations, for the period ended September 30, 1995, were as follows:

       FUND                          PURCHASES    SALES
-----------------------------------  ---------  ---------
Worldwide Growth Fund..............  $  42,231  $  58,805
International Growth Fund..........      8,688     10,497
Emerging Countries Fund............      4,289      1,596

  At September 30, 1995, the net unrealized appreciation (depreciation) based on the cost of investments for Federal income tax purposes was as follows (in 000's):

                 TAX          GROSS           GROSS            NET
               COST OF     UNREALIZED      UNREALIZED      UNREALIZED
   FUND      INVESTMENTS  APPRECIATION   (DEPRECIATION)   APPRECIATION
-----------  -----------  -------------  ---------------  -------------
Worldwide
  Growth
  Fund.....   $  84,112     $  16,952       $  (3,561)      $  13,391
International
  Growth
  Fund.....      15,597         2,048            (747)          1,301
Emerging
  Countries
  Fund.....       7,029           694            (296)            398

D. OFF BALANCE SHEET RISKS

  The Worldwide Growth, International Growth and Emerging Countries Funds' investment in foreign securities may entail risks due to the potential of political and economic instability in the countries where the securities are being offered. In addition, foreign exchange fluctuations could affect the value of positions held. It is the Funds' policy to continuously monitor its exposure to these risks.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

E. SELECTED RATIO DATA

                                                                             RATIO OF       RATIO OF NET
                                                                            OPERATING        INVESTMENT
                                                                           EXPENSES TO       INCOME TO
                                                                           AVERAGE NET      AVERAGE NET        PORTFOLIO
                                                                             ASSETS+          ASSETS+        TURNOVER RATE
---------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH
  For the period ended 09/30/95++.......................................        1.20%**          0.76%**         45.16%
  For the year ended 03/31/95...........................................        1.20%            0.24%           98.54%
  For the period ended 03/31/94*........................................        1.20%**          0.01%**         95.09%
INTERNATIONAL GROWTH
  For the period ended 09/30/95++.......................................        1.35%**          0.91%**         50.20%
  For the year ended 03/31/95...........................................        1.35%            0.24%           74.88%
  For the period ended 03/31/94*........................................        1.35%**          0.41%**         23.71%
EMERGING COUNTRIES
  For the period ended 09/30/95++.......................................        1.60%**          0.60%**         36.70%
  For the period ended 03/31/95*........................................        1.60%**          1.73%**         60.79%

------------
 *Worldwide Growth Fund, International Growth Fund and Emerging Countries Fund commenced operations on April 19, 1993, January 3, 1994 and November 28, 1994, respectively.

**Annualized.

 +Net of expense reimbursement equivalent to 0.09%, 0.10%, 0.16%, 0.37%, 0.50%,
  0.93%, 1.25% and 0.21% of average net assets, respectively.

 ++Unaudited.

--------------------------------------------------------------------------------

NICHOLAS=APPLEGATE-Registered Trademark- MUTUAL FUNDS
-----------------------------------------------------------------------
600 West Broadway
San Diego, California 92101
800-551-8043